UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of January

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Columbia Capital Allocation Moderate Aggressive Portfolio

Class A | NBIAX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Columbia Capital Allocation Moderate Aggressive Portfolio | Class A | SSR126-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Class A | SSR126-01_(09/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Class C | NBICX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Columbia Capital Allocation Moderate Aggressive Portfolio | Class C | SSR126-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Class C | SSR126-04_(09/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Institutional Class | NBGPX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional Class | SSR126-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional Class | SSR126-08_(09/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Institutional 3 Class | CPHNX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional 3 Class | SSR126-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional 3 Class | SSR126-17_(09/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Class R | CLBRX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Columbia Capital Allocation Moderate Aggressive Portfolio | Class R | SSR126-12_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Class R | SSR126-12_(09/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Class S | NBGDX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,784,124,665
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	10%

Columbia Capital Allocation Moderate Aggressive Portfolio | Class S | SSR126-16_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	14.1%
Columbia Contrarian Core Fund, Institutional 3 Class	12.8%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.5%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.8%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.2%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.0%
Columbia Quality Income Fund, Institutional 3 Class	3.3%
Columbia Research Enhanced Emerging Economies ETF	3.2%
Columbia Multi Strategy Alternatives Fund, Institutional Class	2.9%

Asset Categories

Table Summary
Equity Funds	62.7%
Exchange-Traded Fixed Income Funds	15.6%
Fixed Income Funds	12.1%
Alternative Strategies Funds	3.5%
Exchange-Traded Equity Funds	3.2%
Money Market Funds	1.7%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Class S | SSR126-16_(09/26) |

Columbia Capital Allocation Moderate Conservative Portfolio

Class A | NLGAX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$327,190,709
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	14%

Columbia Capital Allocation Moderate Conservative Portfolio | Class A | SSR127-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	21.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.1%
Columbia Disciplined Core Fund, Institutional 3 Class	7.6%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Quality Income Fund, Institutional 3 Class	6.7%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.9%
Columbia High Yield Bond Fund, Institutional 3 Class	3.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Asset Categories

Table Summary
Equity Funds	38.3%
Fixed Income Funds	26.0%
Exchange-Traded Fixed Income Funds	23.9%
Alternative Strategies Funds	4.9%
Money Market Funds	3.7%
Exchange-Traded Equity Funds	2.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio | Class A | SSR127-01_(09/26) |

Columbia Capital Allocation Moderate Conservative Portfolio

Class C | NIICX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$327,190,709
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	14%

Columbia Capital Allocation Moderate Conservative Portfolio | Class C | SSR127-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	21.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.1%
Columbia Disciplined Core Fund, Institutional 3 Class	7.6%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Quality Income Fund, Institutional 3 Class	6.7%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.9%
Columbia High Yield Bond Fund, Institutional 3 Class	3.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Asset Categories

Table Summary
Equity Funds	38.3%
Fixed Income Funds	26.0%
Exchange-Traded Fixed Income Funds	23.9%
Alternative Strategies Funds	4.9%
Money Market Funds	3.7%
Exchange-Traded Equity Funds	2.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio | Class C | SSR127-04_(09/26) |

Columbia Capital Allocation Moderate Conservative Portfolio

Institutional Class | NIPAX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$327,190,709
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	14%

Columbia Capital Allocation Moderate Conservative Portfolio | Institutional Class | SSR127-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	21.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.1%
Columbia Disciplined Core Fund, Institutional 3 Class	7.6%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Quality Income Fund, Institutional 3 Class	6.7%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.9%
Columbia High Yield Bond Fund, Institutional 3 Class	3.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Asset Categories

Table Summary
Equity Funds	38.3%
Fixed Income Funds	26.0%
Exchange-Traded Fixed Income Funds	23.9%
Alternative Strategies Funds	4.9%
Money Market Funds	3.7%
Exchange-Traded Equity Funds	2.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio | Institutional Class | SSR127-08_(09/26) |

Columbia Capital Allocation Moderate Conservative Portfolio

Class R | CLIRX

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$327,190,709
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	14%

Columbia Capital Allocation Moderate Conservative Portfolio | Class R | SSR127-12_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Core Bond ETF	21.4%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.1%
Columbia Disciplined Core Fund, Institutional 3 Class	7.6%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.5%
Columbia Quality Income Fund, Institutional 3 Class	6.7%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.9%
Columbia High Yield Bond Fund, Institutional 3 Class	3.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Asset Categories

Table Summary
Equity Funds	38.3%
Fixed Income Funds	26.0%
Exchange-Traded Fixed Income Funds	23.9%
Alternative Strategies Funds	4.9%
Money Market Funds	3.7%
Exchange-Traded Equity Funds	2.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio | Class R | SSR127-12_(09/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Capital Allocation Portfolios
Semi-Annual Financial Statements and Additional Information
July 31, 2026 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Capital Allocation Portfolios | 2026

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	299,135	8,857,385
Total Alternative Strategies Funds (Cost $8,584,510)		8,857,385

Equity Funds 23.9%

International 4.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	50,973	1,040,358
Columbia Overseas Core Fund, Institutional 3 Class(a)	402,288	5,056,756
Total		6,097,114
U.S. Large Cap 19.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	149,550	6,562,230
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	271,901	6,626,238
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	47,265	4,052,051
Columbia Disciplined Core Fund, Institutional 3 Class(a)	404,450	6,685,553
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	182,978	3,923,049
Total		27,849,121
U.S. Small Cap 0.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	21,086	615,922
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	13,471	549,901
Total		1,165,823
Total Equity Funds (Cost $28,834,966)		35,112,058

Exchange-Traded Equity Funds 1.1%

Emerging Markets 1.1%
Columbia Research Enhanced Emerging Economies ETF(a)	48,785	1,631,858
Total Exchange-Traded Equity Funds (Cost $1,223,528)		1,631,858

Exchange-Traded Fixed Income Funds 32.7%
	Shares	Value ($)
Investment Grade 32.7%
Columbia AAA CLO ETF(a)	223,847	4,495,967
Columbia Core Bond ETF(a)	1,477,401	43,553,794
Total		48,049,761
Total Exchange-Traded Fixed Income Funds (Cost $50,886,130)		48,049,761

Fixed Income Funds 32.0%

Emerging Markets 3.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	464,516	4,640,511
Floating Rate 2.0%
Columbia Floating Rate Fund, Institutional 3 Class(a)	89,755	2,932,302
High Yield 5.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	723,811	7,947,448
Investment Grade 21.4%
Columbia Quality Income Fund, Institutional 3 Class(a)	732,538	12,929,298
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	1,863,581	16,697,682
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	188,168	1,832,759
Total		31,459,739
Total Fixed Income Funds (Cost $47,779,453)		46,980,000

Money Market Funds 3.4%

Columbia Short-Term Cash Fund, 3.813%(a),(c)	5,041,777	5,038,752
Total Money Market Funds (Cost $5,039,655)		5,038,752
Total Investments in Securities (Cost: $142,348,242)		145,669,814
Other Assets & Liabilities, Net		1,265,655
Net Assets		146,935,469
At July 31, 2026, securities and/or cash totaling $1,179,918 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
453,000 GBP	606,039 USD	Barclays	08/19/2026	—	(4,482)
84,533,000 JPY	516,925 USD	Barclays	08/19/2026	—	(15,015)
6,240 USD	9,000 AUD	Barclays	08/19/2026	91	—
3,360,446 USD	543,621,000 JPY	Barclays	08/19/2026	60,395	—
3,463,000 SEK	356,155 USD	Citi	08/19/2026	—	(7,818)
2,605,495 USD	25,633,000 NOK	Citi	08/19/2026	98,513	—
226,237 USD	391,000 NZD	Citi	08/19/2026	4,192	—
4,343,000 NZD	2,470,298 USD	HSBC	08/19/2026	—	(89,184)
151,000 CAD	107,417 USD	JPMorgan	08/19/2026	—	(369)
271,000 GBP	361,808 USD	JPMorgan	08/19/2026	—	(3,427)
1,934,000 JPY	11,923 USD	JPMorgan	08/19/2026	—	(247)
375,000 NOK	38,747 USD	JPMorgan	08/19/2026	—	(811)
13,969 USD	20,000 AUD	JPMorgan	08/19/2026	100	—
201,000 GBP	270,272 USD	Morgan Stanley	08/19/2026	—	(622)
1,436,000 JPY	8,874 USD	Morgan Stanley	08/19/2026	—	(162)
41,361 USD	59,000 AUD	Morgan Stanley	08/19/2026	141	—
49,640 USD	70,000 CAD	Morgan Stanley	08/19/2026	327	—
43,365 USD	35,000 CHF	Morgan Stanley	08/19/2026	1	—
155,023 USD	268,000 NZD	Morgan Stanley	08/19/2026	2,919	—
1,924,000 CHF	2,395,573 USD	State Street	08/19/2026	11,694	—
407,000 EUR	463,172 USD	State Street	08/19/2026	—	(6,449)
239,000 SEK	24,715 USD	State Street	08/19/2026	—	(405)
531,660 USD	465,000 EUR	State Street	08/19/2026	4,885	—
183,639 USD	138,000 GBP	State Street	08/19/2026	2,348	—
3,757,000 AUD	2,605,329 USD	UBS	08/19/2026	—	(37,457)
57,000 CHF	70,542 USD	UBS	08/19/2026	—	(82)
927,000 EUR	1,060,217 USD	UBS	08/19/2026	—	(9,411)
470,000 NZD	275,021 USD	UBS	08/19/2026	—	(1,967)
922,483 USD	753,000 CHF	UBS	08/19/2026	10,501	—
465,000 NOK	47,782 USD	Wells Fargo	08/19/2026	—	(1,272)
67,000 SEK	6,945 USD	Wells Fargo	08/19/2026	—	(97)
319,191 USD	453,000 CAD	Wells Fargo	08/19/2026	4,167	—
655,053 USD	573,000 EUR	Wells Fargo	08/19/2026	6,108	—
2,613,293 USD	25,160,000 SEK	Wells Fargo	08/19/2026	31,105	—
Total				237,487	(179,277)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	7	09/2026	USD	796,530	262	—
Bloomberg IG Credit	22	09/2026	USD	2,330,790	—	(36,347)
CAC40 Index	11	08/2026	EUR	937,310	18,357	—
DAX Index	1	09/2026	EUR	642,750	23,588	—
Russell 2000 Index E-mini	10	09/2026	USD	1,469,000	3,475	—
Russell 2000 Index E-mini	7	09/2026	USD	1,028,300	—	(10,244)
S&P 500 Index E-mini	4	09/2026	USD	1,503,850	4,099	—
S&P/TSX 60 Index	14	09/2026	CAD	5,836,600	42,188	—
U.S. Treasury 10-Year Note	18	09/2026	USD	1,944,000	—	(20,427)
U.S. Treasury Ultra Bond	20	09/2026	USD	2,193,750	—	(51,141)
Total					91,969	(118,159)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(41)	09/2026	EUR	(2,612,930)	—	(57,787)
FTSE/MIB Index	(4)	09/2026	EUR	(1,046,800)	—	(10,063)
IBEX 35 Index	(5)	08/2026	EUR	(990,585)	—	(21,435)
SPI 200 Index	(19)	09/2026	AUD	(4,247,925)	—	(2,944)
Total					—	(92,229)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	1,619,251	77,034	5,874	—	—	82,908	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	1,696,316	64,407	(6,271)	—	—	58,136	—
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	1,567,185	74,557	5,672	—	—	80,229	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	1,578,567	59,936	(5,836)	—	—	54,100	—
Total							275,934	(561)	—	—	275,373	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia AAA CLO ETF
	—	4,494,848	—	1,119	4,495,967	—	—	—	223,847
Columbia Bond Fund, Institutional 3 Class
	49,579,927	294,661	(53,220,411)*	3,345,823	—	—	(110,090)	254,262	—
Columbia Contrarian Core Fund, Institutional 3 Class
	6,809,643	118,073	(766,699)	401,213	6,562,230	—	203,772	—	149,550
Columbia Core Bond ETF
	—	55,444,140 *	(9,052,858)	(2,837,488)	43,553,794	—	(1,579,053)	713,003	1,477,401
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Cornerstone Equity Fund, Institutional 3 Class
	6,826,618	452,834	(696,129)	42,915	6,626,238	334,220	169,556	11,706	271,901
Columbia Cornerstone Growth Fund, Institutional 3 Class
	4,331,420	168,660	(528,932)	80,903	4,052,051	—	140,120	—	47,265
Columbia Disciplined Core Fund, Institutional 3 Class
	6,726,088	131,393	(608,554)	436,626	6,685,553	—	68,998	—	404,450
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,931,983	327,286	(481,808)	(136,950)	4,640,511	—	42,767	118,960	464,516
Columbia Emerging Markets Fund, Institutional 3 Class
	1,158,454	78,661	(257,471)	60,714	1,040,358	—	88,615	—	50,973
Columbia Floating Rate Fund, Institutional 3 Class
	—	3,004,796	(67,132)	(5,362)	2,932,302	—	(34)	8,116	89,755
Columbia High Yield Bond Fund, Institutional 3 Class
	11,443,297	442,835	(4,023,849)	85,165	7,947,448	—	(253,989)	293,677	723,811
Columbia Intrinsic Value Fund, Institutional 3 Class
	4,141,276	106,819	(687,913)	362,867	3,923,049	—	110,875	17,642	182,978
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	9,030,524	(446,014)	272,875	8,857,385	—	9,097	—	299,135
Columbia Overseas Core Fund, Institutional 3 Class
	4,897,497	550,929	(101,263)	(290,407)	5,056,756	225,679	23,637	110,528	402,288
Columbia Quality Income Fund, Institutional 3 Class
	13,718,089	731,149	(1,374,030)	(145,910)	12,929,298	—	(278,506)	268,326	732,538
Columbia Research Enhanced Emerging Economies ETF
	1,449,402	—	—	182,456	1,631,858	—	—	—	48,785
Columbia Select Corporate Income Fund, Institutional 3 Class
	17,581,218	892,004	(1,418,741)	(356,799)	16,697,682	—	(206,502)	407,639	1,863,581
Columbia Select Small Cap Value Fund, Institutional 3 Class
	633,922	23,406	(135,134)	93,728	615,922	—	20,435	—	21,086
Columbia Short-Term Cash Fund, 3.813%
	5,459,547	5,208,224	(5,628,146)	(873)	5,038,752	—	(664)	98,586	5,041,777
Columbia Small Cap Growth Fund, Institutional 3 Class
	611,761	56,525	(148,053)	29,668	549,901	—	47,947	—	13,471
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	11,199,584	343,121	(10,467,903)	757,957	1,832,759	—	(863,024)	90,469	188,168
Total	151,499,726			2,380,240	145,669,814	559,899	(2,366,043)	2,392,914

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2026.
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2026 (Unaudited)
Currency Legend (continued)
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	8,857,385	—	—	8,857,385
Equity Funds	35,112,058	—	—	35,112,058
Exchange-Traded Equity Funds	1,631,858	—	—	1,631,858
Exchange-Traded Fixed Income Funds	48,049,761	—	—	48,049,761
Fixed Income Funds	46,980,000	—	—	46,980,000
Money Market Funds	5,038,752	—	—	5,038,752
Total Investments in Securities	145,669,814	—	—	145,669,814
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	237,487	—	237,487
Futures Contracts	91,969	—	—	91,969
Swap Contracts	—	275,373	—	275,373
Liability
Forward Foreign Currency Exchange Contracts	—	(179,277)	—	(179,277)
Futures Contracts	(210,388)	—	—	(210,388)
Total	145,551,395	333,583	—	145,884,978
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 4.9%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	542,947	16,076,669
Total Alternative Strategies Funds (Cost $15,583,520)		16,076,669

Equity Funds 38.3%

International 8.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	230,926	4,713,190
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,750,947	22,009,408
Total		26,722,598
U.S. Large Cap 28.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	561,022	24,617,648
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	1,012,618	24,677,514
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	120,405	10,322,307
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,505,556	24,886,839
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	463,400	9,935,289
Total		94,439,597
U.S. Small Cap 1.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	71,434	2,086,595
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	47,483	1,938,243
Total		4,024,838
Total Equity Funds (Cost $100,284,202)		125,187,033

Exchange-Traded Equity Funds 2.3%

Emerging Markets 2.3%
Columbia Research Enhanced Emerging Economies ETF(a)	221,114	7,396,263
Total Exchange-Traded Equity Funds (Cost $5,545,539)		7,396,263

Exchange-Traded Fixed Income Funds 23.9%
	Shares	Value ($)
Investment Grade 23.9%
Columbia AAA CLO ETF(a)	414,929	8,333,849
Columbia Core Bond ETF(a)	2,370,297	69,876,368
Total		78,210,217
Total Exchange-Traded Fixed Income Funds (Cost $82,748,398)		78,210,217

Fixed Income Funds 26.0%

Emerging Markets 2.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	969,650	9,686,800
Floating Rate 1.5%
Columbia Floating Rate Fund, Institutional 3 Class(a)	150,802	4,926,703
High Yield 3.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,133,669	12,447,686
Investment Grade 17.8%
Columbia Quality Income Fund, Institutional 3 Class(a)	1,251,262	22,084,767
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	3,686,645	33,032,342
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	309,859	3,018,032
Total		58,135,141
Total Fixed Income Funds (Cost $91,081,760)		85,196,330

Money Market Funds 3.7%

Columbia Short-Term Cash Fund, 3.813%(a),(c)	12,111,077	12,103,810
Total Money Market Funds (Cost $12,105,918)		12,103,810
Total Investments in Securities (Cost: $307,349,337)		324,170,322
Other Assets & Liabilities, Net		3,020,387
Net Assets		327,190,709
At July 31, 2026, securities and/or cash totaling $2,588,402 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,000 AUD	13,173 USD	Barclays	08/19/2026	—	(194)
1,014,000 GBP	1,356,565 USD	Barclays	08/19/2026	—	(10,034)
186,684,000 JPY	1,141,585 USD	Barclays	08/19/2026	—	(33,160)
7,464,185 USD	1,207,485,000 JPY	Barclays	08/19/2026	134,149	—
7,640,000 SEK	785,741 USD	Citi	08/19/2026	—	(17,247)
5,787,221 USD	56,935,000 NOK	Citi	08/19/2026	218,812	—
479,669 USD	829,000 NZD	Citi	08/19/2026	8,890	—
9,646,000 NZD	5,486,645 USD	HSBC	08/19/2026	—	(198,081)
335,000 CAD	238,332 USD	JPMorgan	08/19/2026	—	(796)
602,000 GBP	803,721 USD	JPMorgan	08/19/2026	—	(7,612)
9,155,000 JPY	56,438 USD	JPMorgan	08/19/2026	—	(1,171)
1,061,000 NOK	109,628 USD	JPMorgan	08/19/2026	—	(2,296)
24,445 USD	35,000 AUD	JPMorgan	08/19/2026	175	—
439,000 GBP	590,295 USD	Morgan Stanley	08/19/2026	—	(1,358)
115,670 USD	165,000 AUD	Morgan Stanley	08/19/2026	396	—
110,627 USD	156,000 CAD	Morgan Stanley	08/19/2026	728	—
118,944 USD	96,000 CHF	Morgan Stanley	08/19/2026	2	—
14,047 USD	2,273,000 JPY	Morgan Stanley	08/19/2026	257	—
338,968 USD	586,000 NZD	Morgan Stanley	08/19/2026	6,382	—
4,273,000 CHF	5,320,315 USD	State Street	08/19/2026	25,971	—
906,000 EUR	1,031,042 USD	State Street	08/19/2026	—	(14,356)
757,000 SEK	78,280 USD	State Street	08/19/2026	—	(1,283)
1,175,369 USD	1,028,000 EUR	State Street	08/19/2026	10,799	—
403,208 USD	303,000 GBP	State Street	08/19/2026	5,155	—
8,344,000 AUD	5,786,230 USD	UBS	08/19/2026	—	(83,190)
148,000 CHF	183,162 USD	UBS	08/19/2026	—	(213)
2,059,000 EUR	2,354,895 USD	UBS	08/19/2026	—	(20,903)
1,010,000 NZD	591,001 USD	UBS	08/19/2026	—	(4,227)
2,045,879 USD	1,670,000 CHF	UBS	08/19/2026	23,289	—
712,000 NOK	73,261 USD	Wells Fargo	08/19/2026	—	(1,847)
708,843 USD	1,006,000 CAD	Wells Fargo	08/19/2026	9,254	—
1,461,010 USD	1,278,000 EUR	Wells Fargo	08/19/2026	13,623	—
5,815,489 USD	55,990,000 SEK	Wells Fargo	08/19/2026	69,242	—
Total				527,124	(397,968)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	15	09/2026	USD	1,706,850	562	—
Bloomberg IG Credit	23	09/2026	USD	2,436,735	—	(37,999)
CAC40 Index	25	08/2026	EUR	2,130,250	41,714	—
DAX Index	3	09/2026	EUR	1,928,250	72,798	—
Russell 2000 Index E-mini	20	09/2026	USD	2,938,000	6,951	—
Russell 2000 Index E-mini	18	09/2026	USD	2,644,200	—	(26,342)
S&P 500 Index E-mini	4	09/2026	USD	1,503,850	4,099	—
S&P/TSX 60 Index	36	09/2026	CAD	15,008,400	108,007	—
U.S. Treasury 10-Year Note	76	09/2026	USD	8,208,000	—	(86,249)
U.S. Treasury Ultra Bond	35	09/2026	USD	3,839,063	—	(89,496)
Total					234,131	(240,086)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(99)	09/2026	EUR	(6,309,270)	—	(139,534)
FTSE/MIB Index	(8)	09/2026	EUR	(2,093,600)	—	(20,125)
IBEX 35 Index	(10)	08/2026	EUR	(1,981,170)	—	(42,869)
MSCI Emerging Markets Index	(6)	09/2026	USD	(492,690)	—	(18,365)
SPI 200 Index	(45)	09/2026	AUD	(10,060,875)	—	(6,409)
Total					—	(227,302)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	4,456,845	212,030	16,167	—	—	228,197	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	4,658,429	176,873	(17,218)	—	—	159,655	—
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	3,451,972	164,224	12,493	—	—	176,717	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	3,480,943	132,166	(12,869)	—	—	119,297	—
Total							685,293	(1,427)	—	—	683,866	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia AAA CLO ETF
	—	8,331,774	—	2,075	8,333,849	—	—	—	414,929
Columbia Bond Fund, Institutional 3 Class
	78,685,060	410,907	(84,634,644)*	5,538,677	—	—	(90,456)	404,604	—
Columbia Contrarian Core Fund, Institutional 3 Class
	24,838,667	97,224	(1,800,210)	1,481,967	24,617,648	—	748,306	—	561,022
Columbia Core Bond ETF
	—	90,537,357 *	(16,120,733)	(4,540,256)	69,876,368	—	(2,821,252)	1,159,151	2,370,297
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Cornerstone Equity Fund, Institutional 3 Class
	24,938,042	1,405,779	(1,594,951)	(71,356)	24,677,514	1,267,518	844,541	44,395	1,012,618
Columbia Cornerstone Growth Fund, Institutional 3 Class
	10,532,066	95,915	(607,126)	301,452	10,322,307	—	216,508	—	120,405
Columbia Disciplined Core Fund, Institutional 3 Class
	24,552,289	108,941	(1,273,097)	1,498,706	24,886,839	—	361,520	—	1,505,556
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	9,990,328	339,188	(531,031)	(111,685)	9,686,800	—	(83,810)	245,909	969,650
Columbia Emerging Markets Fund, Institutional 3 Class
	5,353,383	68,214	(1,013,981)	305,574	4,713,190	—	354,999	—	230,926
Columbia Floating Rate Fund, Institutional 3 Class
	—	5,005,377	(69,650)	(9,024)	4,926,703	—	(31)	13,601	150,802
Columbia High Yield Bond Fund, Institutional 3 Class
	19,932,655	559,569	(8,456,440)	411,902	12,447,686	—	(689,348)	489,337	1,133,669
Columbia Intrinsic Value Fund, Institutional 3 Class
	10,001,290	82,461	(1,137,775)	989,313	9,935,289	—	173,668	44,121	463,400
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	16,429,549	(846,029)	493,149	16,076,669	—	7,535	—	542,947
Columbia Overseas Core Fund, Institutional 3 Class
	22,268,102	1,803,970	(724,264)	(1,338,400)	22,009,408	977,861	193,533	478,913	1,750,947
Columbia Quality Income Fund, Institutional 3 Class
	23,310,725	830,282	(1,667,794)	(388,446)	22,084,767	—	(333,229)	456,213	1,251,262
Columbia Research Enhanced Emerging Economies ETF
	6,569,297	—	—	826,966	7,396,263	—	—	—	221,114
Columbia Select Corporate Income Fund, Institutional 3 Class
	34,800,792	1,303,452	(2,357,706)	(714,196)	33,032,342	—	(398,219)	802,914	3,686,645
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,083,257	21,501	(365,949)	347,786	2,086,595	—	35,926	—	71,434
Columbia Short-Term Cash Fund, 3.813%
	12,589,568	12,978,524	(13,462,292)	(1,990)	12,103,810	—	(1,566)	229,091	12,111,077
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,025,020	32,760	(352,325)	232,788	1,938,243	—	27,107	—	47,483
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	19,960,338	261,872	(19,303,838)	2,099,660	3,018,032	—	(2,283,433)	158,827	309,859
Total	332,430,879			7,354,662	324,170,322	2,245,379	(3,737,701)	4,527,076

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2026.
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2026 (Unaudited)
Currency Legend (continued)
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	16,076,669	—	—	16,076,669
Equity Funds	125,187,033	—	—	125,187,033
Exchange-Traded Equity Funds	7,396,263	—	—	7,396,263
Exchange-Traded Fixed Income Funds	78,210,217	—	—	78,210,217
Fixed Income Funds	85,196,330	—	—	85,196,330
Money Market Funds	12,103,810	—	—	12,103,810
Total Investments in Securities	324,170,322	—	—	324,170,322
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	527,124	—	527,124
Futures Contracts	234,131	—	—	234,131
Swap Contracts	—	683,866	—	683,866
Liability
Forward Foreign Currency Exchange Contracts	—	(397,968)	—	(397,968)
Futures Contracts	(467,388)	—	—	(467,388)
Total	323,937,065	813,022	—	324,750,087
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	1,406,159	41,636,378
Total Alternative Strategies Funds (Cost $40,348,027)		41,636,378

Equity Funds 52.7%

International 12.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,134,239	23,149,826
Columbia Overseas Core Fund, Institutional 3 Class(a)	8,340,532	104,840,488
Total		127,990,314
U.S. Large Cap 38.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,435,132	106,853,582
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	4,342,778	105,833,496
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	1,146,585	98,296,738
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	4,454,954	95,514,223
Total		406,498,039
U.S. Small Cap 1.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	268,687	7,848,329
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	205,852	8,402,882
Total		16,251,211
Total Equity Funds (Cost $430,644,308)		550,739,564

Exchange-Traded Equity Funds 3.3%

Emerging Markets 3.3%
Columbia Research Enhanced Emerging Economies ETF(a)	1,019,992	34,118,732
Total Exchange-Traded Equity Funds (Cost $25,581,399)		34,118,732

Exchange-Traded Fixed Income Funds 20.0%
	Shares	Value ($)
Investment Grade 20.0%
Columbia AAA CLO ETF(a)	1,059,710	21,284,275
Columbia Core Bond ETF(a)	6,385,605	188,247,650
Total		209,531,925
Total Exchange-Traded Fixed Income Funds (Cost $218,995,941)		209,531,925

Fixed Income Funds 17.1%

Emerging Markets 2.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,302,073	22,997,706
Floating Rate 1.4%
Columbia Floating Rate Fund, Institutional 3 Class(a)	451,055	14,735,970
High Yield 2.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,185,641	23,998,338
Investment Grade 11.2%
Columbia Quality Income Fund, Institutional 3 Class(a)	2,252,837	39,762,566
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	8,631,728	77,340,286
Total		117,102,852
Total Fixed Income Funds (Cost $195,117,769)		178,834,866

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 3.813%(a),(c)	20,312,630	20,300,442
Total Money Market Funds (Cost $20,302,750)		20,300,442
Total Investments in Securities (Cost: $930,990,194)		1,035,161,907
Other Assets & Liabilities, Net		10,916,849
Net Assets		1,046,078,756
At July 31, 2026, securities and/or cash totaling $9,067,937 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
93,000 AUD	64,476 USD	Barclays	08/19/2026	—	(942)
3,253,000 GBP	4,351,977 USD	Barclays	08/19/2026	—	(32,188)
595,508,000 JPY	3,641,572 USD	Barclays	08/19/2026	—	(105,779)
23,891,216 USD	3,864,894,000 JPY	Barclays	08/19/2026	429,383	—
24,366,000 SEK	2,505,939 USD	Citi	08/19/2026	—	(55,006)
18,523,783 USD	182,238,000 NOK	Citi	08/19/2026	700,375	—
1,514,225 USD	2,617,000 NZD	Citi	08/19/2026	28,065	—
30,874,000 NZD	17,561,131 USD	HSBC	08/19/2026	—	(633,998)
1,074,000 CAD	764,110 USD	JPMorgan	08/19/2026	—	(2,527)
1,927,000 GBP	2,572,708 USD	JPMorgan	08/19/2026	—	(24,367)
42,109,000 JPY	259,591 USD	JPMorgan	08/19/2026	—	(5,388)
3,992,000 NOK	412,476 USD	JPMorgan	08/19/2026	—	(8,638)
75,431 USD	108,000 AUD	JPMorgan	08/19/2026	539	—
1,385,000 GBP	1,862,322 USD	Morgan Stanley	08/19/2026	—	(4,285)
431,135 USD	615,000 AUD	Morgan Stanley	08/19/2026	1,475	—
353,156 USD	498,000 CAD	Morgan Stanley	08/19/2026	2,324	—
438,606 USD	354,000 CHF	Morgan Stanley	08/19/2026	8	—
74,523 USD	12,059,000 JPY	Morgan Stanley	08/19/2026	1,361	—
1,077,641 USD	1,863,000 NZD	Morgan Stanley	08/19/2026	20,290	—
13,678,000 CHF	17,030,485 USD	State Street	08/19/2026	83,132	—
2,892,000 EUR	3,291,139 USD	State Street	08/19/2026	—	(45,824)
3,016,000 SEK	311,878 USD	State Street	08/19/2026	—	(5,113)
3,760,495 USD	3,289,000 EUR	State Street	08/19/2026	34,551	—
1,288,135 USD	968,000 GBP	State Street	08/19/2026	16,468	—
26,708,000 AUD	18,520,930 USD	UBS	08/19/2026	—	(266,279)
490,000 CHF	606,415 USD	UBS	08/19/2026	—	(707)
6,592,000 EUR	7,539,323 USD	UBS	08/19/2026	—	(66,922)
3,130,000 NZD	1,831,520 USD	UBS	08/19/2026	—	(13,099)
6,533,337 USD	5,333,000 CHF	UBS	08/19/2026	74,371	—
2,012,000 NOK	207,153 USD	Wells Fargo	08/19/2026	—	(5,091)
2,268,158 USD	3,219,000 CAD	Wells Fargo	08/19/2026	29,611	—
4,676,831 USD	4,091,000 EUR	Wells Fargo	08/19/2026	43,610	—
18,637,146 USD	179,434,000 SEK	Wells Fargo	08/19/2026	221,951	—
Total				1,687,514	(1,276,153)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	47	09/2026	USD	5,348,130	1,763	—
CAC40 Index	91	08/2026	EUR	7,754,110	151,840	—
DAX Index	12	09/2026	EUR	7,713,000	295,263	—
Russell 2000 Index E-mini	87	09/2026	USD	12,780,300	30,236	—
Russell 2000 Index E-mini	62	09/2026	USD	9,107,800	—	(90,734)
S&P 500 Index E-mini	11	09/2026	USD	4,135,588	11,273	—
S&P/TSX 60 Index	137	09/2026	CAD	57,115,300	402,569	—
U.S. Treasury 10-Year Note	236	09/2026	USD	25,488,000	—	(267,825)
U.S. Treasury Ultra Bond	89	09/2026	USD	9,762,188	—	(227,576)
Total					892,944	(586,135)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(342)	09/2026	EUR	(21,795,660)	—	(482,028)
FTSE/MIB Index	(30)	09/2026	EUR	(7,851,000)	—	(75,469)
IBEX 35 Index	(40)	08/2026	EUR	(7,924,680)	—	(171,478)
MSCI EAFE Index	(20)	09/2026	USD	(3,182,300)	—	(16,151)
MSCI Emerging Markets Index	(22)	09/2026	USD	(1,806,530)	—	(67,340)
SPI 200 Index	(159)	09/2026	AUD	(35,548,425)	—	(23,587)
Total					—	(836,053)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	16,968,291	807,249	61,553	—	—	868,802	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	17,739,561	673,544	(65,573)	—	—	607,971	—
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	10,954,674	521,158	39,647	—	—	560,805	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	11,057,329	419,830	(40,878)	—	—	378,952	—
Total							2,421,781	(5,251)	—	—	2,416,530	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia AAA CLO ETF
	—	21,278,977	—	5,298	21,284,275	—	—	—	1,059,710
Columbia Bond Fund, Institutional 3 Class
	219,596,887	1,130,060	(234,964,515)*	14,237,568	—	—	(193,906)	1,130,028	—
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,328,892	77,502	(4,598,311)	(808,083)	—	—	1,574,316	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	105,018,423	184,387	(5,523,096)	7,173,868	106,853,582	—	2,304,527	—	2,435,132
Columbia Core Bond ETF
	—	254,293,456 *	(56,576,492)	(9,469,314)	188,247,650	—	(9,757,821)	3,087,717	6,385,605
Columbia Cornerstone Equity Fund, Institutional 3 Class
	104,901,348	5,826,293	(5,310,004)	415,859	105,833,496	5,422,946	2,848,997	189,940	4,342,778
Columbia Cornerstone Growth Fund, Institutional 3 Class
	97,542,139	524,918	(2,810,044)	3,039,725	98,296,738	—	1,696,416	—	1,146,585
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	23,778,208	741,515	(1,164,456)	(357,561)	22,997,706	—	(106,547)	579,606	2,302,073
Columbia Emerging Markets Fund, Institutional 3 Class
	25,838,267	106,259	(2,856,312)	61,612	23,149,826	—	2,995,873	—	1,134,239
Columbia Floating Rate Fund, Institutional 3 Class
	—	15,533,601	(779,583)	(18,048)	14,735,970	—	(974)	28,686	451,055
Columbia High Yield Bond Fund, Institutional 3 Class
	47,549,218	1,226,994	(25,363,502)	585,628	23,998,338	—	(1,185,376)	1,069,856	2,185,641
Columbia Intrinsic Value Fund, Institutional 3 Class
	95,491,143	560,544	(8,910,146)	8,372,682	95,514,223	—	2,758,356	426,732	4,454,954
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	40,602,530	(254,503)	1,288,351	41,636,378	—	3,399	—	1,406,159
Columbia Overseas Core Fund, Institutional 3 Class
	107,568,940	7,592,223	(4,106,870)	(6,213,805)	104,840,488	4,637,418	820,398	2,271,201	8,340,532
Columbia Quality Income Fund, Institutional 3 Class
	41,686,602	1,245,269	(2,351,088)	(818,217)	39,762,566	—	(483,027)	817,372	2,252,837
Columbia Research Enhanced Emerging Economies ETF
	30,303,962	—	—	3,814,770	34,118,732	—	—	—	1,019,992
Columbia Select Corporate Income Fund, Institutional 3 Class
	81,209,940	2,624,656	(4,740,238)	(1,754,072)	77,340,286	—	(845,860)	1,869,554	8,631,728
Columbia Select Small Cap Value Fund, Institutional 3 Class
	8,998,526	111,709	(2,535,780)	1,273,874	7,848,329	—	278,601	—	268,687
Columbia Short-Term Cash Fund, 3.813%
	22,201,037	42,724,944	(44,623,416)	(2,123)	20,300,442	—	(3,718)	390,907	20,312,630
Columbia Small Cap Growth Fund, Institutional 3 Class
	8,657,459	40,332	(1,289,468)	994,559	8,402,882	—	85,344	—	205,852
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	26,108,887	155,765	(26,065,901)	(198,751)	—	—	42,699	157,595	—
Total	1,051,779,878			21,623,820	1,035,161,907	10,060,364	2,831,697	12,019,194

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2026 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	41,636,378	—	—	41,636,378
Equity Funds	550,739,564	—	—	550,739,564
Exchange-Traded Equity Funds	34,118,732	—	—	34,118,732
Exchange-Traded Fixed Income Funds	209,531,925	—	—	209,531,925
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Fixed Income Funds	178,834,866	—	—	178,834,866
Money Market Funds	20,300,442	—	—	20,300,442
Total Investments in Securities	1,035,161,907	—	—	1,035,161,907
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,687,514	—	1,687,514
Futures Contracts	892,944	—	—	892,944
Swap Contracts	—	2,416,530	—	2,416,530
Liability
Forward Foreign Currency Exchange Contracts	—	(1,276,153)	—	(1,276,153)
Futures Contracts	(1,422,188)	—	—	(1,422,188)
Total	1,034,632,663	2,827,891	—	1,037,460,554
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 3.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	673,293	9,062,532
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	1,772,485	52,483,277
Total Alternative Strategies Funds (Cost $57,571,772)		61,545,809

Equity Funds 62.7%

International 12.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,943,318	39,663,122
Columbia Overseas Core Fund, Institutional 3 Class(a)	14,244,728	179,056,229
Total		218,719,351
U.S. Large Cap 48.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,197,122	228,049,729
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	9,181,353	223,749,579
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	2,464,655	211,294,841
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	9,320,248	199,826,107
Total		862,920,256
U.S. Small Cap 2.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	660,037	19,279,672
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	439,880	17,955,923
Total		37,235,595
Total Equity Funds (Cost $866,935,159)		1,118,875,202

Exchange-Traded Equity Funds 3.2%

Emerging Markets 3.2%
Columbia Research Enhanced Emerging Economies ETF(a)	1,699,055	56,833,390
Total Exchange-Traded Equity Funds (Cost $42,612,299)		56,833,390

Exchange-Traded Fixed Income Funds 15.6%
	Shares	Value ($)
Investment Grade 15.6%
Columbia AAA CLO ETF(a)	1,354,017	27,195,431
Columbia Core Bond ETF(a)	8,528,948	251,433,388
Total		278,628,819
Total Exchange-Traded Fixed Income Funds (Cost $282,683,411)		278,628,819

Fixed Income Funds 12.1%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	3,016,895	30,138,782
Floating Rate 0.9%
Columbia Floating Rate Fund, Institutional 3 Class(a)	498,495	16,285,834
High Yield 1.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,109,848	23,166,136
Investment Grade 8.2%
Columbia Quality Income Fund, Institutional 3 Class(a)	3,320,989	58,615,449
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	9,881,918	88,541,986
Total		147,157,435
Total Fixed Income Funds (Cost $238,865,522)		216,748,187

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 3.813%(a),(c)	30,946,755	30,928,187
Total Money Market Funds (Cost $30,931,096)		30,928,187
Total Investments in Securities (Cost: $1,519,599,259)		1,763,559,594
Other Assets & Liabilities, Net		20,565,071
Net Assets		1,784,124,665
At July 31, 2026, securities and/or cash totaling $17,167,473 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
155,000 AUD	107,460 USD	Barclays	08/19/2026	—	(1,572)
5,547,000 GBP	7,420,971 USD	Barclays	08/19/2026	—	(54,888)
1,014,900,000 JPY	6,206,182 USD	Barclays	08/19/2026	—	(180,274)
40,750,365 USD	6,592,207,000 JPY	Barclays	08/19/2026	732,383	—
41,531,000 SEK	4,271,286 USD	Citi	08/19/2026	—	(93,757)
31,595,371 USD	310,837,000 NOK	Citi	08/19/2026	1,194,606	—
2,584,077 USD	4,466,000 NZD	Citi	08/19/2026	47,893	—
52,660,000 NZD	29,953,008 USD	HSBC	08/19/2026	—	(1,081,373)
1,837,000 CAD	1,306,964 USD	JPMorgan	08/19/2026	—	(4,314)
3,287,000 GBP	4,388,423 USD	JPMorgan	08/19/2026	—	(41,565)
80,759,000 JPY	497,859 USD	JPMorgan	08/19/2026	—	(10,333)
7,222,000 NOK	746,217 USD	JPMorgan	08/19/2026	—	(15,626)
132,004 USD	189,000 AUD	JPMorgan	08/19/2026	944	—
2,348,000 GBP	3,157,207 USD	Morgan Stanley	08/19/2026	—	(7,264)
777,445 USD	1,109,000 AUD	Morgan Stanley	08/19/2026	2,659	—
601,358 USD	848,000 CAD	Morgan Stanley	08/19/2026	3,957	—
788,004 USD	636,000 CHF	Morgan Stanley	08/19/2026	15	—
124,518 USD	20,149,000 JPY	Morgan Stanley	08/19/2026	2,274	—
1,838,873 USD	3,179,000 NZD	Morgan Stanley	08/19/2026	34,622	—
23,330,000 CHF	29,048,195 USD	State Street	08/19/2026	141,796	—
4,925,000 EUR	5,604,724 USD	State Street	08/19/2026	—	(78,037)
5,554,000 SEK	574,327 USD	State Street	08/19/2026	—	(9,416)
6,413,078 USD	5,609,000 EUR	State Street	08/19/2026	58,923	—
2,197,015 USD	1,651,000 GBP	State Street	08/19/2026	28,087	—
45,555,000 AUD	31,590,570 USD	UBS	08/19/2026	—	(454,183)
835,000 CHF	1,033,380 USD	UBS	08/19/2026	—	(1,204)
11,243,000 EUR	12,858,709 USD	UBS	08/19/2026	—	(114,139)
5,265,000 NZD	3,080,815 USD	UBS	08/19/2026	—	(22,034)
11,131,053 USD	9,086,000 CHF	UBS	08/19/2026	126,708	—
3,482,000 NOK	358,500 USD	Wells Fargo	08/19/2026	—	(8,813)
3,868,340 USD	5,490,000 CAD	Wells Fargo	08/19/2026	50,501	—
7,974,963 USD	6,976,000 EUR	Wells Fargo	08/19/2026	74,364	—
31,786,624 USD	306,034,000 SEK	Wells Fargo	08/19/2026	378,544	—
Total				2,878,276	(2,178,792)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	78	09/2026	USD	8,875,620	2,925	—
Bloomberg IG Credit	125	09/2026	USD	13,243,125	—	(206,515)
CAC40 Index	180	08/2026	EUR	15,337,800	300,343	—
DAX Index	24	09/2026	EUR	15,426,000	590,526	—
Russell 2000 Index E-mini	175	09/2026	USD	25,707,500	60,819	—
Russell 2000 Index E-mini	123	09/2026	USD	18,068,700	—	(180,004)
S&P 500 Index E-mini	24	09/2026	USD	9,023,100	24,596	—
S&P/TSX 60 Index	260	09/2026	CAD	108,394,000	759,604	—
U.S. Treasury 10-Year Note	255	09/2026	USD	27,540,000	—	(289,387)
U.S. Treasury Ultra Bond	151	09/2026	USD	16,562,813	—	(386,113)
Total					1,738,813	(1,062,019)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(661)	09/2026	EUR	(42,125,530)	—	(931,639)
FTSE/MIB Index	(58)	09/2026	EUR	(15,178,600)	—	(145,907)
IBEX 35 Index	(78)	08/2026	EUR	(15,453,126)	—	(334,381)
MSCI EAFE Index	(25)	09/2026	USD	(3,977,875)	—	(20,189)
MSCI Emerging Markets Index	(24)	09/2026	USD	(1,970,760)	—	(73,461)
SPI 200 Index	(308)	09/2026	AUD	(68,861,100)	—	(45,316)
Total					—	(1,550,893)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	33,374,269	1,587,746	121,067	—	—	1,708,813	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	34,901,419	1,325,154	(129,010)	—	—	1,196,144	—
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	18,561,509	883,044	67,178	—	—	950,222	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	18,733,065	711,266	(69,255)	—	—	642,011	—
Total							4,507,210	(10,020)	—	—	4,497,190	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia AAA CLO ETF
	—	27,188,661	—	6,770	27,195,431	—	—	—	1,354,017
Columbia Bond Fund, Institutional 3 Class
	275,366,344	1,418,918	(285,139,545)*	8,354,283	—	—	(122,304)	1,418,912	—
Columbia Commodity Strategy Fund, Institutional 3 Class
	18,344,006	129,391	(8,974,971)	(435,894)	9,062,532	—	3,039,006	—	673,293
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	221,166,304	47,586	(9,304,744)	16,140,583	228,049,729	—	3,943,698	—	5,197,122
Columbia Core Bond ETF
	—	319,205,567 *	(63,710,817)	(4,061,362)	251,433,388	—	(10,933,480)	4,016,361	8,528,948
Columbia Cornerstone Equity Fund, Institutional 3 Class
	218,813,303	11,905,745	(8,943,411)	1,973,942	223,749,579	11,438,535	4,774,753	400,637	9,181,353
Columbia Cornerstone Growth Fund, Institutional 3 Class
	207,702,154	233,663	(4,100,944)	7,459,968	211,294,841	—	2,509,093	—	2,464,655
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	30,973,944	916,429	(1,044,964)	(706,627)	30,138,782	—	93,360	759,264	3,016,895
Columbia Emerging Markets Fund, Institutional 3 Class
	43,966,810	37,944	(4,345,709)	4,077	39,663,122	—	5,204,777	—	1,943,318
Columbia Floating Rate Fund, Institutional 3 Class
	—	17,248,943	(948,258)	(14,851)	16,285,834	—	(934)	23,970	498,495
Columbia High Yield Bond Fund, Institutional 3 Class
	62,144,389	1,333,764	(40,379,957)	67,940	23,166,136	—	(750,973)	1,270,520	2,109,848
Columbia Intrinsic Value Fund, Institutional 3 Class
	197,110,524	1,021,176	(15,682,247)	17,376,654	199,826,107	—	5,584,681	887,391	9,320,248
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	51,036,290	(177,267)	1,624,254	52,483,277	—	2,387	—	1,772,485
Columbia Overseas Core Fund, Institutional 3 Class
	183,013,538	12,586,417	(5,726,296)	(10,817,430)	179,056,229	7,934,818	1,563,955	3,886,121	14,244,728
Columbia Quality Income Fund, Institutional 3 Class
	61,301,749	1,669,588	(3,027,154)	(1,328,734)	58,615,449	—	(593,502)	1,203,986	3,320,989
Columbia Research Enhanced Emerging Economies ETF
	50,478,924	—	—	6,354,466	56,833,390	—	—	—	1,699,055
Columbia Select Corporate Income Fund, Institutional 3 Class
	92,369,541	2,761,498	(4,403,379)	(2,185,674)	88,541,986	—	(792,726)	2,136,867	9,881,918
Columbia Select Small Cap Value Fund, Institutional 3 Class
	19,201,899	31,879	(3,116,118)	3,162,012	19,279,672	—	320,920	—	660,037
Columbia Short-Term Cash Fund, 3.813%
	34,799,029	77,495,636	(81,363,685)	(2,793)	30,928,187	—	(6,146)	601,437	30,946,755
Columbia Small Cap Growth Fund, Institutional 3 Class
	18,485,329	23,227	(2,529,323)	1,976,690	17,955,923	—	310,478	—	439,880
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	34,967,655	208,017	(40,528,771)	5,353,099	—	—	(5,564,588)	211,534	—
Total	1,770,205,442			50,301,373	1,763,559,594	19,373,353	8,582,455	16,817,000

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2026 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	61,545,809	—	—	61,545,809
Equity Funds	1,118,875,202	—	—	1,118,875,202
Exchange-Traded Equity Funds	56,833,390	—	—	56,833,390
Exchange-Traded Fixed Income Funds	278,628,819	—	—	278,628,819
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Fixed Income Funds	216,748,187	—	—	216,748,187
Money Market Funds	30,928,187	—	—	30,928,187
Total Investments in Securities	1,763,559,594	—	—	1,763,559,594
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,878,276	—	2,878,276
Futures Contracts	1,738,813	—	—	1,738,813
Swap Contracts	—	4,497,190	—	4,497,190
Liability
Forward Foreign Currency Exchange Contracts	—	(2,178,792)	—	(2,178,792)
Futures Contracts	(2,612,912)	—	—	(2,612,912)
Total	1,762,685,495	5,196,674	—	1,767,882,169
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,081,232	14,553,380
Columbia Multi Strategy Alternatives Fund, Institutional Class(a),(b)	923,741	27,351,969
Total Alternative Strategies Funds (Cost $37,224,260)		41,905,349

Equity Funds 76.6%

International 16.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,073,837	42,327,006
Columbia Overseas Core Fund, Institutional 3 Class(a)	15,116,770	190,017,799
Total		232,344,805
U.S. Large Cap 58.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,161,611	226,491,461
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	8,989,594	219,076,412
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	2,346,610	201,174,881
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	8,943,898	191,757,169
Total		838,499,923
U.S. Small Cap 2.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	653,044	19,075,415
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	432,075	17,637,314
Total		36,712,729
Total Equity Funds (Cost $830,497,401)		1,107,557,457

Exchange-Traded Equity Funds 4.1%

Emerging Markets 4.1%
Columbia Research Enhanced Emerging Economies ETF(a)	1,778,635	59,495,341
Total Exchange-Traded Equity Funds (Cost $44,608,166)		59,495,341

Exchange-Traded Fixed Income Funds 4.6%
	Shares	Value ($)
Investment Grade 4.6%
Columbia AAA CLO ETF(a)	727,159	14,604,989
Columbia Core Bond ETF(a)	1,772,248	52,245,880
Total		66,850,869
Total Exchange-Traded Fixed Income Funds (Cost $67,777,805)		66,850,869

Fixed Income Funds 8.9%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,358,431	13,570,724
Floating Rate 0.4%
Columbia Floating Rate Fund, Institutional 3 Class(a)	180,304	5,890,541
High Yield 1.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,311,350	14,398,620
Investment Grade 6.5%
Columbia Quality Income Fund, Institutional 3 Class(a)	2,604,844	45,975,509
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	5,361,903	48,042,649
Total		94,018,158
Total Fixed Income Funds (Cost $127,389,595)		127,878,043

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 3.813%(a),(c)	23,386,419	23,372,387
Total Money Market Funds (Cost $23,374,370)		23,372,387
Total Investments in Securities (Cost: $1,130,871,597)		1,427,059,446
Other Assets & Liabilities, Net		18,959,534
Net Assets		1,446,018,980
At July 31, 2026, securities and/or cash totaling $15,941,193 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
250,000 AUD	173,323 USD	Barclays	08/19/2026	—	(2,535)
4,498,000 GBP	6,017,582 USD	Barclays	08/19/2026	—	(44,508)
811,512,000 JPY	4,962,450 USD	Barclays	08/19/2026	—	(144,147)
32,864,385 USD	5,316,488,000 JPY	Barclays	08/19/2026	590,653	—
33,161,000 SEK	3,410,468 USD	Citi	08/19/2026	—	(74,861)
25,481,053 USD	250,684,000 NOK	Citi	08/19/2026	963,427	—
2,007,780 USD	3,470,000 NZD	Citi	08/19/2026	37,212	—
42,470,000 NZD	24,156,936 USD	HSBC	08/19/2026	—	(872,121)
1,479,000 CAD	1,052,314 USD	JPMorgan	08/19/2026	—	(3,418)
2,651,000 GBP	3,539,309 USD	JPMorgan	08/19/2026	—	(33,523)
78,440,000 JPY	483,563 USD	JPMorgan	08/19/2026	—	(10,036)
6,451,000 NOK	666,553 USD	JPMorgan	08/19/2026	—	(13,958)
63,558 USD	91,000 AUD	JPMorgan	08/19/2026	454	—
1,878,000 GBP	2,525,227 USD	Morgan Stanley	08/19/2026	—	(5,810)
691,218 USD	986,000 AUD	Morgan Stanley	08/19/2026	2,364	—
490,021 USD	691,000 CAD	Morgan Stanley	08/19/2026	3,224	—
696,318 USD	562,000 CHF	Morgan Stanley	08/19/2026	13	—
212,389 USD	34,368,000 JPY	Morgan Stanley	08/19/2026	3,878	—
1,443,218 USD	2,495,000 NZD	Morgan Stanley	08/19/2026	27,173	—
18,816,000 CHF	23,427,812 USD	State Street	08/19/2026	114,360	—
3,981,000 EUR	4,530,438 USD	State Street	08/19/2026	—	(63,079)
5,097,000 SEK	527,070 USD	State Street	08/19/2026	—	(8,642)
5,154,244 USD	4,508,000 EUR	State Street	08/19/2026	47,357	—
1,756,547 USD	1,320,000 GBP	State Street	08/19/2026	22,456	—
36,739,000 AUD	25,477,027 USD	UBS	08/19/2026	—	(366,288)
739,000 CHF	914,572 USD	UBS	08/19/2026	—	(1,065)
9,067,000 EUR	10,370,000 USD	UBS	08/19/2026	—	(92,048)
4,153,000 NZD	2,430,128 USD	UBS	08/19/2026	—	(17,380)
8,960,216 USD	7,314,000 CHF	UBS	08/19/2026	101,997	—
1,540,000 NOK	159,012 USD	Wells Fargo	08/19/2026	—	(3,441)
3,120,038 USD	4,428,000 CAD	Wells Fargo	08/19/2026	40,732	—
6,451,078 USD	5,643,000 EUR	Wells Fargo	08/19/2026	60,154	—
25,722,209 USD	247,649,000 SEK	Wells Fargo	08/19/2026	306,505	—
Total				2,321,959	(1,756,860)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	63	09/2026	USD	7,168,770	2,363	—
Bloomberg IG Credit	133	09/2026	USD	14,090,685	—	(219,732)
CAC40 Index	140	08/2026	EUR	11,929,400	233,600	—
DAX Index	19	09/2026	EUR	12,212,250	466,482	—
MSCI Emerging Markets Index	1	09/2026	USD	82,115	—	(7,358)
Russell 2000 Index E-mini	203	09/2026	USD	29,820,700	70,550	—
Russell 2000 Index E-mini	107	09/2026	USD	15,718,300	—	(156,589)
S&P 500 Index E-mini	35	09/2026	USD	13,158,688	35,869	—
S&P/TSX 60 Index	229	09/2026	CAD	95,470,100	665,948	—
U.S. Treasury 10-Year Note	184	09/2026	USD	19,872,000	—	(208,812)
U.S. Treasury Ultra Bond	121	09/2026	USD	13,272,188	—	(309,402)
Total					1,474,812	(901,893)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(600)	09/2026	EUR	(38,238,000)	—	(845,663)
FTSE/MIB Index	(46)	09/2026	EUR	(12,038,200)	—	(115,719)
IBEX 35 Index	(62)	08/2026	EUR	(12,283,254)	—	(265,790)
MSCI EAFE Index	(40)	09/2026	USD	(6,364,600)	—	(32,302)
SPI 200 Index	(277)	09/2026	AUD	(61,930,275)	—	(40,923)
Total					—	(1,300,397)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	30,427,337	1,447,549	110,377	—	—	1,557,926	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	31,810,518	1,207,797	(117,586)	—	—	1,090,211	—
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	14,870,033	707,426	53,818	—	—	761,244	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	15,009,266	569,879	(55,488)	—	—	514,391	—
Total							3,932,651	(8,879)	—	—	3,923,772	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia AAA CLO ETF
	—	14,601,353	—	3,636	14,604,989	—	—	—	727,159
Columbia Bond Fund, Institutional 3 Class
	62,243,617	320,946	(62,102,983)*	(461,580)	—	—	—	320,946	—
Columbia Commodity Strategy Fund, Institutional 3 Class
	22,197,805	19,104	(8,124,422)	460,893	14,553,380	—	2,755,811	—	1,081,232
Columbia Contrarian Core Fund, Institutional 3 Class
	214,562,927	102,161	(5,003,641)	16,830,014	226,491,461	—	2,735,114	—	5,161,611
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Core Bond ETF
	—	74,274,193 *	(21,097,741)	(930,572)	52,245,880	—	(139,076)	929,803	1,772,248
Columbia Cornerstone Equity Fund, Institutional 3 Class
	207,831,468	11,509,394	(3,585,165)	3,320,715	219,076,412	10,995,415	2,996,141	385,116	8,989,594
Columbia Cornerstone Growth Fund, Institutional 3 Class
	194,275,660	307,686	(1,601,609)	8,193,144	201,174,881	—	994,670	—	2,346,610
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	13,923,426	362,750	(404,419)	(311,033)	13,570,724	—	38,306	343,737	1,358,431
Columbia Emerging Markets Fund, Institutional 3 Class
	47,654,948	43,830	(10,282,777)	4,911,005	42,327,006	—	750,952	—	2,073,837
Columbia Floating Rate Fund, Institutional 3 Class
	—	5,890,541	—	—	5,890,541	—	—	—	180,304
Columbia High Yield Bond Fund, Institutional 3 Class
	27,844,668	649,780	(13,873,114)	(222,714)	14,398,620	—	(124,943)	635,156	1,311,350
Columbia Intrinsic Value Fund, Institutional 3 Class
	186,222,451	877,124	(12,335,640)	16,993,234	191,757,169	—	4,767,957	841,314	8,943,898
Columbia Multi Strategy Alternatives Fund, Institutional Class
	—	26,825,366	(322,478)	849,081	27,351,969	—	5,266	—	923,741
Columbia Overseas Core Fund, Institutional 3 Class
	195,707,010	12,732,481	(5,647,921)	(12,773,771)	190,017,799	8,436,617	2,834,737	4,131,880	15,116,770
Columbia Quality Income Fund, Institutional 3 Class
	48,053,391	1,046,067	(1,553,779)	(1,570,170)	45,975,509	—	55,735	950,596	2,604,844
Columbia Research Enhanced Emerging Economies ETF
	52,843,246	—	—	6,652,095	59,495,341	—	—	—	1,778,635
Columbia Select Corporate Income Fund, Institutional 3 Class
	50,025,926	1,256,705	(1,610,808)	(1,629,174)	48,042,649	—	17,171	1,166,340	5,361,903
Columbia Select Small Cap Value Fund, Institutional 3 Class
	18,729,402	3,708	(2,790,402)	3,132,707	19,075,415	—	240,730	—	653,044
Columbia Short-Term Cash Fund, 3.813%
	28,138,077	66,456,970	(71,220,848)	(1,812)	23,372,387	—	(5,155)	474,488	23,386,419
Columbia Small Cap Growth Fund, Institutional 3 Class
	18,071,959	15,485	(1,656,704)	1,206,574	17,637,314	—	1,040,546	—	432,075
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	20,555,147	132,305	(20,531,217)	(156,235)	—	—	32,645	124,697	—
Total	1,408,881,128			44,496,037	1,427,059,446	19,432,032	18,996,607	10,304,073

*	Includes the effect of affiliated issuers acquired in the fund reorganization.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2026.
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2026 (Unaudited)
Currency Legend (continued)
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	41,905,349	—	—	41,905,349
Equity Funds	1,107,557,457	—	—	1,107,557,457
Exchange-Traded Equity Funds	59,495,341	—	—	59,495,341
Exchange-Traded Fixed Income Funds	66,850,869	—	—	66,850,869
Fixed Income Funds	127,878,043	—	—	127,878,043
Money Market Funds	23,372,387	—	—	23,372,387
Total Investments in Securities	1,427,059,446	—	—	1,427,059,446
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	2,321,959	—	2,321,959
Futures Contracts	1,474,812	—	—	1,474,812
Swap Contracts	—	3,923,772	—	3,923,772
Liability
Forward Foreign Currency Exchange Contracts	—	(1,756,860)	—	(1,756,860)
Futures Contracts	(2,202,290)	—	—	(2,202,290)
Total	1,426,331,968	4,488,871	—	1,430,820,839
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Assets and Liabilities
July 31, 2026 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $142,348,242, $307,349,337, $930,990,194, respectively)	$145,669,814	$324,170,322	$1,035,161,907
Margin deposits on:
Futures contracts	1,179,918	2,588,402	9,067,937
Unrealized appreciation on forward foreign currency exchange contracts	237,487	527,124	1,687,514
Unrealized appreciation on swap contracts	275,373	683,866	2,416,530
Receivable for:
Investments sold	—	312,189	5,358,419
Capital shares sold	276,271	20,008	71,788
Dividends	185,813	340,074	679,164
Foreign tax reclaims	3,802	5,746	5,087
Variation margin for futures contracts	13,830	20,622	91,862
Expense reimbursement due from Investment Manager	40	—	—
Prepaid expenses	3,791	4,373	6,642
Other assets	—	—	9,144
Total assets	147,846,139	328,672,726	1,054,555,994
Liabilities
Foreign currency (cost $—, $ —, $1, respectively)	—	—	1
Unrealized depreciation on forward foreign currency exchange contracts	179,277	397,968	1,276,153
Payable for:
Investments purchased	384,018	300,888	5,490,567
Capital shares redeemed	61,695	332,197	515,767
Variation margin for futures contracts	109,722	263,790	891,621
Management services fees	178	412	1,053
Distribution and/or service fees	1,077	2,471	7,952
Transfer agent fees	9,772	17,159	54,073
Compensation of chief compliance officer	12	26	82
Compensation of board members	1,062	1,226	1,863
Other expenses	36,476	42,062	50,888
Deferred compensation of board members	127,381	123,818	187,218
Total liabilities	910,670	1,482,017	8,477,238
Net assets applicable to outstanding capital stock	$146,935,469	$327,190,709	$1,046,078,756
Represented by
Paid in capital	156,239,935	319,183,311	942,683,076
Total distributable earnings (loss)	(9,304,466)	8,007,398	103,395,680
Total - representing net assets applicable to outstanding capital stock	$146,935,469	$327,190,709	$1,046,078,756
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Assets and Liabilities (continued)
July 31, 2026 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$123,105,564	$299,527,532	$958,255,044
Shares outstanding	12,469,050	27,492,366	81,760,386
Net asset value per share	$9.87	$10.89	$11.72
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.36	$11.55	$12.44
Class C
Net assets	$8,486,657	$15,189,551	$51,157,424
Shares outstanding	866,002	1,423,615	4,423,412
Net asset value per share	$9.80	$10.67	$11.57
Institutional Class
Net assets	$15,343,248	$12,235,210	$27,573,297
Shares outstanding	1,555,088	1,148,757	2,357,963
Net asset value per share	$9.87	$10.65	$11.69
Institutional 3 Class
Net assets	$—	$—	$9,092,991
Shares outstanding	—	—	792,899
Net asset value per share	$—	$—	$11.47
Class R
Net assets	$—	$238,416	$—
Shares outstanding	—	21,830	—
Net asset value per share	$—	$10.92	$—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Assets and Liabilities (continued)
July 31, 2026 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,519,599,259, $1,130,871,597, respectively)	$1,763,559,594	$1,427,059,446
Cash	—	20
Foreign currency (cost $897, $—, respectively)	887	—
Margin deposits on:
Futures contracts	17,167,473	15,941,193
Unrealized appreciation on forward foreign currency exchange contracts	2,878,276	2,321,959
Unrealized appreciation on swap contracts	4,497,190	3,923,772
Receivable for:
Investments sold	8,503,890	6,226,697
Capital shares sold	231,971	151,459
Dividends	815,069	510,445
Foreign tax reclaims	3,445	8,202
Variation margin for futures contracts	170,232	195,854
Prepaid expenses	8,791	7,637
Other assets	7,445	21,905
Total assets	1,797,844,263	1,456,368,589
Liabilities
Foreign currency (cost $—, $(2), respectively)	—	2
Unrealized depreciation on forward foreign currency exchange contracts	2,178,792	1,756,860
Payable for:
Investments purchased	8,887,536	6,321,923
Capital shares redeemed	560,332	487,635
Variation margin for futures contracts	1,602,706	1,406,510
Management services fees	1,765	1,437
Distribution and/or service fees	12,482	10,353
Transfer agent fees	101,797	86,725
Compensation of chief compliance officer	138	111
Compensation of board members	2,492	2,144
Other expenses	61,688	52,980
Deferred compensation of board members	309,870	222,929
Total liabilities	13,719,598	10,349,609
Net assets applicable to outstanding capital stock	$1,784,124,665	$1,446,018,980
Represented by
Paid in capital	1,521,594,031	1,102,965,737
Total distributable earnings (loss)	262,530,634	343,053,243
Total - representing net assets applicable to outstanding capital stock	$1,784,124,665	$1,446,018,980
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Assets and Liabilities (continued)
July 31, 2026 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,573,987,863	$1,245,137,331
Shares outstanding	121,419,888	85,048,973
Net asset value per share	$12.96	$14.64
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.75	$15.53
Class C
Net assets	$61,165,080	$65,897,274
Shares outstanding	4,703,030	4,737,780
Net asset value per share	$13.01	$13.91
Institutional Class
Net assets	$116,201,123	$90,235,066
Shares outstanding	8,996,446	6,203,284
Net asset value per share	$12.92	$14.55
Institutional 3 Class
Net assets	$19,583,153	$40,847,612
Shares outstanding	1,557,047	2,901,590
Net asset value per share	$12.58	$14.08
Class R
Net assets	$4,350,012	$3,901,697
Shares outstanding	335,953	271,143
Net asset value per share	$12.95	$14.39
Class S
Net assets	$8,837,434	$—
Shares outstanding	684,312	—
Net asset value per share	$12.91	$—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Operations
Six Months Ended July 31, 2026 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$2,392,914	$4,527,076	$12,019,194
Other Income	10,677	24,909	83,855
Total income	2,403,591	4,551,985	12,103,049
Expenses:
Management services fees	32,689	74,589	189,367
Distribution and/or service fees
Class A	157,171	377,587	1,200,781
Class C	43,812	78,569	258,100
Class R	—	575	—
Transfer agent fees
Class A	53,929	97,632	295,246
Class C	3,758	5,079	15,864
Institutional Class	6,474	3,974	8,456
Institutional 3 Class	—	—	309
Class R	—	73	—
Custodian fees	11,150	10,448	11,641
Printing and postage fees	11,823	15,906	28,940
Registration fees	25,840	33,084	35,975
Accounting services fees	14,456	14,456	14,456
Legal fees	8,515	9,713	14,483
Interest on collateral	—	794	4,081
Compensation of chief compliance officer	12	26	83
Compensation of board members	5,795	6,647	10,037
Deferred compensation of board members	18,062	21,404	32,344
Other	5,104	6,477	10,480
Total expenses	398,590	757,033	2,130,643
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,567)	—	—
Total net expenses	396,023	757,033	2,130,643
Net investment income	2,007,568	3,794,952	9,972,406
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,401	4,021	19,592
Investments — affiliated issuers	(2,366,043)	(3,737,701)	2,831,697
Capital gain distributions from underlying affiliated funds	559,899	2,245,379	10,060,364
Foreign currency translations	(16,813)	(44,826)	(162,724)
Forward foreign currency exchange contracts	200,592	440,699	1,391,811
Futures contracts	(364,919)	(600,574)	(2,058,009)
Swap contracts	85,576	227,406	847,552
Net realized gain (loss)	(1,899,307)	(1,465,596)	12,930,283
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	2,380,240	7,354,662	21,623,820
Foreign currency translations	(106)	(162)	(142)
Forward foreign currency exchange contracts	31,324	70,334	225,222
Futures contracts	(31,924)	(67,099)	294,616
Swap contracts	267,355	661,773	2,332,427
Net change in unrealized appreciation (depreciation)	2,646,889	8,019,508	24,475,943
Net realized and unrealized gain	747,582	6,553,912	37,406,226
Net increase in net assets resulting from operations	$2,755,150	$10,348,864	$47,378,632
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Operations (continued)
Six Months Ended July 31, 2026 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$16,817,000	$10,304,073
Other Income	156,777	140,434
Total income	16,973,777	10,444,507
Expenses:
Management services fees	315,404	255,582
Distribution and/or service fees
Class A	1,957,144	1,531,783
Class C	310,059	330,255
Class R	11,141	9,226
Transfer agent fees
Class A	611,128	439,846
Class C	24,210	23,716
Institutional Class	45,245	31,623
Institutional 3 Class	408	821
Class R	1,740	1,325
Class S	3,504	—
Custodian fees	12,310	11,605
Printing and postage fees	41,292	31,623
Registration fees	54,276	50,599
Accounting services fees	14,455	14,456
Legal fees	19,273	16,909
Interest on collateral	7,861	6,966
Compensation of chief compliance officer	139	111
Compensation of board members	13,434	11,745
Deferred compensation of board members	42,637	38,938
Other	14,895	12,385
Total expenses	3,500,555	2,819,514
Net investment income	13,473,222	7,624,993
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,867	9,586
Investments — affiliated issuers	8,582,455	18,996,607
Capital gain distributions from underlying affiliated funds	19,373,353	19,432,032
Foreign currency translations	(308,605)	(254,807)
Forward foreign currency exchange contracts	2,346,770	1,868,850
Futures contracts	(3,514,862)	(3,606,916)
Swap contracts	1,641,685	1,478,150
Net realized gain	28,142,663	37,923,502
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	50,301,373	44,496,037
Foreign currency translations	(100)	(229)
Forward foreign currency exchange contracts	386,354	315,795
Futures contracts	688,554	835,414
Swap contracts	4,331,794	3,772,960
Net change in unrealized appreciation (depreciation)	55,707,975	49,419,977
Net realized and unrealized gain	83,850,638	87,343,479
Net increase in net assets resulting from operations	$97,323,860	$94,968,472
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Operations
Net investment income	$2,007,568	$4,954,607	$3,794,952	$9,772,553
Net realized gain (loss)	(1,899,307)	(1,972,203)	(1,465,596)	4,262,019
Net change in unrealized appreciation (depreciation)	2,646,889	11,564,749	8,019,508	24,811,144
Net increase in net assets resulting from operations	2,755,150	14,547,153	10,348,864	38,845,716
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,946,005)	(4,320,247)	(9,448,819)	(11,562,998)
Class C	(104,719)	(204,223)	(436,087)	(545,866)
Institutional Class	(253,036)	(491,921)	(415,659)	(507,412)
Class R	—	—	(7,037)	(40,920)
Total distributions to shareholders	(2,303,760)	(5,016,391)	(10,307,602)	(12,657,196)
Decrease in net assets from capital stock activity	(5,596,160)	(10,636,897)	(6,900,600)	(28,143,966)
Total decrease in net assets	(5,144,770)	(1,106,135)	(6,859,338)	(1,955,446)
Net assets at beginning of period	152,080,239	153,186,374	334,050,047	336,005,493
Net assets at end of period	$146,935,469	$152,080,239	$327,190,709	$334,050,047
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Operations
Net investment income	$9,972,406	$26,897,174	$13,473,222	$36,129,864
Net realized gain	12,930,283	22,846,259	28,142,663	102,224,382
Net change in unrealized appreciation (depreciation)	24,475,943	95,113,363	55,707,975	120,254,252
Net increase in net assets resulting from operations	47,378,632	144,856,796	97,323,860	258,608,498
Distributions to shareholders
Net investment income and net realized gains
Class A	(37,370,469)	(45,514,208)	(70,057,676)	(119,468,172)
Class C	(1,832,870)	(2,152,820)	(2,510,791)	(4,387,160)
Institutional Class	(1,107,615)	(1,408,721)	(5,355,329)	(8,909,090)
Institutional 3 Class	(340,767)	(482,576)	(919,584)	(1,252,360)
Class R	—	—	(188,691)	(390,523)
Class S	—	—	(419,707)	(720,134)
Total distributions to shareholders	(40,651,721)	(49,558,325)	(79,451,778)	(135,127,439)
Decrease in net assets from capital stock activity	(18,068,288)	(85,419,825)	(14,308,437)	(53,247,417)
Total increase (decrease) in net assets	(11,341,377)	9,878,646	3,563,645	70,233,642
Net assets at beginning of period	1,057,420,133	1,047,541,487	1,780,561,020	1,710,327,378
Net assets at end of period	$1,046,078,756	$1,057,420,133	$1,784,124,665	$1,780,561,020
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Operations
Net investment income	$7,624,993	$22,332,970
Net realized gain	37,923,502	117,511,696
Net change in unrealized appreciation (depreciation)	49,419,977	87,887,066
Net increase in net assets resulting from operations	94,968,472	227,731,732
Distributions to shareholders
Net investment income and net realized gains
Class A	(55,762,424)	(112,352,134)
Class C	(3,072,682)	(5,932,170)
Institutional Class	(4,060,647)	(8,475,766)
Institutional 3 Class	(1,894,451)	(3,536,483)
Class R	(173,153)	(261,071)
Total distributions to shareholders	(64,963,357)	(130,557,624)
Increase (decrease) in net assets from capital stock activity	(2,035,371)	6,545,996
Total increase in net assets	27,969,744	103,720,104
Net assets at beginning of period	1,418,049,236	1,314,329,132
Net assets at end of period	$1,446,018,980	$1,418,049,236
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2026 (Unaudited)		January 31, 2026		July 31, 2026 (Unaudited)		January 31, 2026
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	477,827	4,712,702	1,063,075	10,142,174	705,193	7,749,237	1,639,149	16,886,046
Distributions reinvested	193,407	1,878,036	438,324	4,170,343	826,161	8,951,056	1,049,982	10,929,780
Shares redeemed	(1,227,876)	(12,119,514)	(2,925,593)	(27,857,739)	(2,070,858)	(22,711,882)	(4,669,927)	(48,595,978)
Net decrease	(556,642)	(5,528,776)	(1,424,194)	(13,545,222)	(539,504)	(6,011,589)	(1,980,796)	(20,780,152)
Class C
Shares sold	103,409	1,014,248	269,610	2,566,581	112,921	1,214,024	283,921	2,881,339
Distributions reinvested	10,867	104,719	21,580	204,222	40,874	434,832	53,206	543,001
Shares redeemed	(124,305)	(1,223,903)	(282,083)	(2,660,629)	(255,840)	(2,750,074)	(684,506)	(6,989,926)
Net increase (decrease)	(10,029)	(104,936)	9,107	110,174	(102,045)	(1,101,218)	(347,379)	(3,565,586)
Institutional Class
Shares sold	153,236	1,513,154	768,606	7,319,020	271,893	2,931,307	406,556	4,102,081
Distributions reinvested	18,847	182,851	36,807	350,871	35,348	374,063	44,988	457,866
Shares redeemed	(167,628)	(1,658,453)	(511,572)	(4,871,740)	(288,640)	(3,109,145)	(677,153)	(6,809,064)
Net increase (decrease)	4,455	37,552	293,841	2,798,151	18,601	196,225	(225,609)	(2,249,117)
Class R
Shares sold	—	—	—	—	990	10,878	8,254	85,430
Distributions reinvested	—	—	—	—	647	7,036	3,967	40,920
Shares redeemed	—	—	—	—	(174)	(1,932)	(157,591)	(1,675,461)
Net increase (decrease)	—	—	—	—	1,463	15,982	(145,370)	(1,549,111)
Total net decrease	(562,216)	(5,596,160)	(1,121,246)	(10,636,897)	(621,485)	(6,900,600)	(2,699,154)	(28,143,966)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2026 (Unaudited)		January 31, 2026		July 31, 2026 (Unaudited)		January 31, 2026
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,605,693	18,935,554	3,215,569	35,250,804	2,105,692	27,415,797	4,304,921	52,657,163
Distributions reinvested	3,187,993	37,115,824	4,152,375	45,188,538	4,826,288	62,254,382	8,639,480	105,882,250
Shares redeemed	(6,146,650)	(72,506,575)	(13,794,104)	(150,961,763)	(7,700,863)	(100,538,733)	(17,136,627)	(210,398,595)
Net decrease	(1,352,964)	(16,455,197)	(6,426,160)	(70,522,421)	(768,883)	(10,868,554)	(4,192,226)	(51,859,182)
Class C
Shares sold	494,609	5,762,686	732,131	7,932,526	452,200	5,913,450	747,653	9,210,319
Distributions reinvested	157,435	1,813,864	197,988	2,125,564	192,500	2,499,247	354,194	4,358,550
Shares redeemed	(772,377)	(8,989,266)	(1,650,280)	(17,788,619)	(792,725)	(10,416,869)	(1,718,484)	(21,093,677)
Net decrease	(120,333)	(1,412,716)	(720,161)	(7,730,529)	(148,025)	(2,004,172)	(616,637)	(7,524,808)
Institutional Class
Shares sold	530,143	6,211,361	1,213,783	13,328,213	685,937	8,923,591	1,857,313	22,595,645
Distributions reinvested	93,196	1,081,426	126,984	1,378,517	337,269	4,331,043	593,714	7,252,798
Shares redeemed	(610,713)	(7,168,099)	(1,874,121)	(20,502,025)	(1,151,774)	(14,936,118)	(2,240,706)	(27,281,028)
Net increase (decrease)	12,626	124,688	(533,354)	(5,795,295)	(128,568)	(1,681,484)	210,321	2,567,415
Institutional 3 Class
Shares sold	100,307	1,153,064	179,044	1,857,392	324,624	4,247,235	922,345	11,099,873
Distributions reinvested	29,870	339,724	45,191	481,547	70,392	880,516	86,111	1,032,438
Shares redeemed	(158,168)	(1,817,851)	(358,605)	(3,710,519)	(291,418)	(3,618,353)	(654,713)	(7,895,004)
Net increase (decrease)	(27,991)	(325,063)	(134,370)	(1,371,580)	103,598	1,509,398	353,743	4,237,307
Class R
Shares sold	—	—	—	—	7,195	94,193	23,629	287,608
Distributions reinvested	—	—	—	—	14,628	188,691	31,903	390,516
Shares redeemed	—	—	—	—	(93,494)	(1,209,329)	(64,651)	(810,535)
Net decrease	—	—	—	—	(71,671)	(926,445)	(9,119)	(132,411)
Class S
Shares sold	—	—	—	—	2	17	219	2,542
Distributions reinvested	—	—	—	—	32,688	419,707	58,986	720,134
Shares redeemed	—	—	—	—	(58,717)	(756,904)	(104,115)	(1,258,414)
Net decrease	—	—	—	—	(26,027)	(337,180)	(44,910)	(535,738)
Total net decrease	(1,488,662)	(18,068,288)	(7,814,045)	(85,419,825)	(1,039,576)	(14,308,437)	(4,298,828)	(53,247,417)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2026 (Unaudited)		January 31, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,751,936	25,685,313	3,469,705	47,446,866
Distributions reinvested	3,518,188	51,330,365	7,530,243	103,096,127
Shares redeemed	(5,486,535)	(80,280,514)	(10,720,424)	(147,080,353)
Net increase (decrease)	(216,411)	(3,264,836)	279,524	3,462,640
Class C
Shares sold	460,268	6,398,562	839,282	10,986,882
Distributions reinvested	220,958	3,064,691	452,432	5,914,011
Shares redeemed	(763,820)	(10,721,713)	(1,424,100)	(18,562,081)
Net decrease	(82,594)	(1,258,460)	(132,386)	(1,661,188)
Institutional Class
Shares sold	750,042	10,874,133	1,783,161	24,214,536
Distributions reinvested	208,354	3,019,049	472,866	6,431,238
Shares redeemed	(930,055)	(13,476,077)	(2,327,215)	(31,943,958)
Net increase (decrease)	28,341	417,105	(71,188)	(1,298,184)
Institutional 3 Class
Shares sold	119,495	1,689,634	807,621	10,772,468
Distributions reinvested	133,358	1,869,678	264,451	3,492,564
Shares redeemed	(128,729)	(1,846,315)	(716,923)	(9,649,819)
Net increase	124,124	1,712,997	355,149	4,615,213
Class R
Shares sold	32,796	468,023	116,346	1,599,354
Distributions reinvested	12,075	173,153	19,269	261,070
Shares redeemed	(19,455)	(283,353)	(30,818)	(432,909)
Net increase	25,416	357,823	104,797	1,427,515
Total net increase (decrease)	(121,124)	(2,035,371)	535,896	6,545,996
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

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Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2026 (Unaudited)	$9.85	0.13	0.04	0.17	(0.15)	—	(0.15)
Year Ended 1/31/2026	$9.25	0.31	0.61	0.92	(0.32)	—	(0.32)
Year Ended 1/31/2025	$8.99	0.31	0.25	0.56	(0.30)	—	(0.30)
Year Ended 1/31/2024	$8.82	0.28	0.17	0.45	(0.28)	—	(0.28)
Year Ended 1/31/2023	$10.08	0.17	(1.05)	(0.88)	(0.15)	(0.23)	(0.38)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Class C
Six Months Ended 7/31/2026 (Unaudited)	$9.77	0.10	0.05	0.15	(0.12)	—	(0.12)
Year Ended 1/31/2026	$9.18	0.24	0.60	0.84	(0.25)	—	(0.25)
Year Ended 1/31/2025	$8.93	0.24	0.24	0.48	(0.23)	—	(0.23)
Year Ended 1/31/2024	$8.76	0.21	0.18	0.39	(0.22)	—	(0.22)
Year Ended 1/31/2023	$10.02	0.10	(1.05)	(0.95)	(0.08)	(0.23)	(0.31)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$9.84	0.15	0.05	0.20	(0.17)	—	(0.17)
Year Ended 1/31/2026	$9.24	0.34	0.60	0.94	(0.34)	—	(0.34)
Year Ended 1/31/2025	$8.98	0.34	0.25	0.59	(0.33)	—	(0.33)
Year Ended 1/31/2024	$8.81	0.30	0.17	0.47	(0.30)	—	(0.30)
Year Ended 1/31/2023	$10.08	0.19	(1.06)	(0.87)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2026 (Unaudited)	$9.87	1.79%	0.51%	0.51%	2.70%	17%	$123,106
Year Ended 1/31/2026	$9.85	10.09%	0.52% (c)	0.52% (c),(d)	3.29%	31%	$128,259
Year Ended 1/31/2025	$9.25	6.33%	0.55%	0.55% (d)	3.35%	7%	$133,615
Year Ended 1/31/2024	$8.99	5.28%	0.53%	0.53% (d)	3.23%	17%	$142,613
Year Ended 1/31/2023	$8.82	(8.64% )	0.53% (c)	0.53% (c),(d)	1.90%	11%	$155,991
Year Ended 1/31/2022	$10.08	1.41%	0.50% (c)	0.50% (c),(d)	1.29%	16%	$198,949
Class C
Six Months Ended 7/31/2026 (Unaudited)	$9.80	1.53%	1.26%	1.26%	1.95%	17%	$8,487
Year Ended 1/31/2026	$9.77	9.24%	1.27% (c)	1.27% (c),(d)	2.54%	31%	$8,563
Year Ended 1/31/2025	$9.18	5.46%	1.30%	1.30% (d)	2.59%	7%	$7,959
Year Ended 1/31/2024	$8.93	4.53%	1.28%	1.28% (d)	2.46%	17%	$9,737
Year Ended 1/31/2023	$8.76	(9.39% )	1.28% (c)	1.28% (c),(d)	1.11%	11%	$11,804
Year Ended 1/31/2022	$10.02	0.75%	1.25% (c)	1.25% (c),(d)	0.54%	16%	$18,376
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$9.87	2.03%	0.26%	0.26%	2.95%	17%	$15,343
Year Ended 1/31/2026	$9.84	10.38%	0.27% (c)	0.27% (c),(d)	3.58%	31%	$15,259
Year Ended 1/31/2025	$9.24	6.60%	0.30%	0.30% (d)	3.69%	7%	$11,612
Year Ended 1/31/2024	$8.98	5.55%	0.28%	0.28% (d)	3.47%	17%	$8,189
Year Ended 1/31/2023	$8.81	(8.50% )	0.28% (c)	0.28% (c),(d)	2.11%	11%	$8,773
Year Ended 1/31/2022	$10.08	1.76%	0.25% (c)	0.25% (c),(d)	1.55%	16%	$11,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2026 (Unaudited)	$10.90	0.13	0.21	0.34	(0.14)	(0.21)	(0.35)
Year Ended 1/31/2026	$10.08	0.31	0.91	1.22	(0.31)	(0.09)	(0.40)
Year Ended 1/31/2025	$9.51	0.30	0.56	0.86	(0.29)	—	(0.29)
Year Ended 1/31/2024	$9.23	0.27	0.38	0.65	(0.27)	(0.10)	(0.37)
Year Ended 1/31/2023	$10.77	0.17	(1.15)	(0.98)	(0.17)	(0.39)	(0.56)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Class C
Six Months Ended 7/31/2026 (Unaudited)	$10.68	0.08	0.22	0.30	(0.10)	(0.21)	(0.31)
Year Ended 1/31/2026	$9.88	0.22	0.90	1.12	(0.23)	(0.09)	(0.32)
Year Ended 1/31/2025	$9.33	0.22	0.55	0.77	(0.22)	—	(0.22)
Year Ended 1/31/2024	$9.06	0.20	0.37	0.57	(0.20)	(0.10)	(0.30)
Year Ended 1/31/2023	$10.58	0.09	(1.12)	(1.03)	(0.10)	(0.39)	(0.49)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$10.66	0.14	0.21	0.35	(0.15)	(0.21)	(0.36)
Year Ended 1/31/2026	$9.87	0.33	0.89	1.22	(0.34)	(0.09)	(0.43)
Year Ended 1/31/2025	$9.32	0.32	0.54	0.86	(0.31)	—	(0.31)
Year Ended 1/31/2024	$9.05	0.29	0.37	0.66	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.58	0.19	(1.13)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Class R
Six Months Ended 7/31/2026 (Unaudited)	$10.92	0.11	0.22	0.33	(0.12)	(0.21)	(0.33)
Year Ended 1/31/2026	$10.10	0.24	0.95	1.19	(0.28)	(0.09)	(0.37)
Year Ended 1/31/2025	$9.53	0.28	0.56	0.84	(0.27)	—	(0.27)
Year Ended 1/31/2024	$9.25	0.24	0.39	0.63	(0.25)	(0.10)	(0.35)
Year Ended 1/31/2023	$10.79	0.15	(1.15)	(1.00)	(0.15)	(0.39)	(0.54)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2026 (Unaudited)	$10.89	3.13%	0.43% (c)	0.43% (c)	2.32%	14%	$299,528
Year Ended 1/31/2026	$10.90	12.35%	0.43% (c)	0.43% (c),(d)	2.97%	25%	$305,487
Year Ended 1/31/2025	$10.08	9.13%	0.44%	0.44% (d)	3.02%	8%	$302,446
Year Ended 1/31/2024	$9.51	7.23%	0.43%	0.43% (d)	2.95%	11%	$313,866
Year Ended 1/31/2023	$9.23	(8.89% )	0.44% (c)	0.44% (c),(d)	1.76%	9%	$337,157
Year Ended 1/31/2022	$10.77	4.48%	0.41% (c)	0.41% (c),(d)	1.42%	18%	$425,491
Class C
Six Months Ended 7/31/2026 (Unaudited)	$10.67	2.79%	1.18% (c)	1.18% (c)	1.58%	14%	$15,190
Year Ended 1/31/2026	$10.68	11.55%	1.18% (c)	1.18% (c),(d)	2.19%	25%	$16,291
Year Ended 1/31/2025	$9.88	8.26%	1.19%	1.19% (d)	2.26%	8%	$18,508
Year Ended 1/31/2024	$9.33	6.45%	1.18%	1.18% (d)	2.18%	11%	$21,219
Year Ended 1/31/2023	$9.06	(9.58% )	1.18% (c)	1.18% (c),(d)	0.97%	9%	$25,646
Year Ended 1/31/2022	$10.58	3.66%	1.16% (c)	1.16% (c),(d)	0.66%	18%	$37,844
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$10.65	3.33%	0.18% (c)	0.18% (c)	2.58%	14%	$12,235
Year Ended 1/31/2026	$10.66	12.59%	0.18% (c)	0.18% (c),(d)	3.21%	25%	$12,049
Year Ended 1/31/2025	$9.87	9.37%	0.19%	0.19% (d)	3.33%	8%	$13,378
Year Ended 1/31/2024	$9.32	7.54%	0.18%	0.18% (d)	3.21%	11%	$12,188
Year Ended 1/31/2023	$9.05	(8.72% )	0.19% (c)	0.19% (c),(d)	2.01%	9%	$12,809
Year Ended 1/31/2022	$10.58	4.73%	0.16% (c)	0.16% (c),(d)	1.66%	18%	$16,861
Class R
Six Months Ended 7/31/2026 (Unaudited)	$10.92	3.08%	0.68% (c)	0.68% (c)	2.08%	14%	$238
Year Ended 1/31/2026	$10.92	12.05%	0.69% (c)	0.69% (c),(d)	2.28%	25%	$222
Year Ended 1/31/2025	$10.10	8.84%	0.69%	0.69% (d)	2.81%	8%	$1,674
Year Ended 1/31/2024	$9.53	6.95%	0.68%	0.68% (d)	2.65%	11%	$1,271
Year Ended 1/31/2023	$9.25	(9.11% )	0.69% (c)	0.69% (c),(d)	1.54%	9%	$1,554
Year Ended 1/31/2022	$10.79	4.21%	0.66% (c)	0.66% (c),(d)	1.17%	18%	$1,673
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2026 (Unaudited)	$11.65	0.11	0.43	0.54	(0.14)	(0.33)	(0.47)
Year Ended 1/31/2026	$10.63	0.29	1.26	1.55	(0.27)	(0.26)	(0.53)
Year Ended 1/31/2025	$9.99	0.28	0.91	1.19	(0.29)	(0.26)	(0.55)
Year Ended 1/31/2024	$9.53	0.26	0.61	0.87	(0.25)	(0.16)	(0.41)
Year Ended 1/31/2023	$11.17	0.16	(1.27)	(1.11)	(0.16)	(0.37)	(0.53)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Class C
Six Months Ended 7/31/2026 (Unaudited)	$11.50	0.07	0.42	0.49	(0.09)	(0.33)	(0.42)
Year Ended 1/31/2026	$10.50	0.20	1.25	1.45	(0.19)	(0.26)	(0.45)
Year Ended 1/31/2025	$9.87	0.20	0.90	1.10	(0.21)	(0.26)	(0.47)
Year Ended 1/31/2024	$9.42	0.18	0.61	0.79	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2023	$11.05	0.08	(1.25)	(1.17)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$11.63	0.13	0.41	0.54	(0.15)	(0.33)	(0.48)
Year Ended 1/31/2026	$10.61	0.31	1.27	1.58	(0.30)	(0.26)	(0.56)
Year Ended 1/31/2025	$9.97	0.32	0.89	1.21	(0.31)	(0.26)	(0.57)
Year Ended 1/31/2024	$9.51	0.28	0.62	0.90	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$11.15	0.18	(1.26)	(1.08)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Institutional 3 Class
Six Months Ended 7/31/2026 (Unaudited)	$11.41	0.13	0.41	0.54	(0.15)	(0.33)	(0.48)
Year Ended 1/31/2026	$10.42	0.31	1.25	1.56	(0.31)	(0.26)	(0.57)
Year Ended 1/31/2025	$9.80	0.30	0.90	1.20	(0.32)	(0.26)	(0.58)
Year Ended 1/31/2024	$9.36	0.27	0.61	0.88	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.98	0.18	(1.23)	(1.05)	(0.20)	(0.37)	(0.57)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2026 (Unaudited)	$11.72	4.64%	0.38% (c)	0.38% (c)	1.93%	12%	$958,255
Year Ended 1/31/2026	$11.65	15.05%	0.38% (c)	0.38% (c),(d)	2.64%	24%	$968,512
Year Ended 1/31/2025	$10.63	12.03%	0.38% (c)	0.38% (c),(d)	2.67%	7%	$951,779
Year Ended 1/31/2024	$9.99	9.45%	0.39% (c)	0.39% (c),(d)	2.72%	11%	$979,753
Year Ended 1/31/2023	$9.53	(9.70% )	0.39% (c)	0.39% (c),(d)	1.61%	6%	$1,027,776
Year Ended 1/31/2022	$11.17	6.42%	0.38% (c)	0.38% (c),(d)	1.58%	22%	$1,308,500
Class C
Six Months Ended 7/31/2026 (Unaudited)	$11.57	4.30%	1.13% (c)	1.13% (c)	1.19%	12%	$51,157
Year Ended 1/31/2026	$11.50	14.20%	1.13% (c)	1.13% (c),(d)	1.88%	24%	$52,268
Year Ended 1/31/2025	$10.50	11.23%	1.13% (c)	1.13% (c),(d)	1.91%	7%	$55,269
Year Ended 1/31/2024	$9.87	8.63%	1.14% (c)	1.14% (c),(d)	1.95%	11%	$60,822
Year Ended 1/31/2023	$9.42	(10.42% )	1.14% (c)	1.14% (c),(d)	0.85%	6%	$70,538
Year Ended 1/31/2022	$11.05	5.58%	1.13% (c)	1.13% (c),(d)	0.82%	22%	$98,600
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$11.69	4.70%	0.13% (c)	0.13% (c)	2.17%	12%	$27,573
Year Ended 1/31/2026	$11.63	15.37%	0.13% (c)	0.13% (c),(d)	2.88%	24%	$27,271
Year Ended 1/31/2025	$10.61	12.33%	0.13% (c)	0.13% (c),(d)	3.08%	7%	$30,537
Year Ended 1/31/2024	$9.97	9.74%	0.14% (c)	0.14% (c),(d)	2.92%	11%	$20,026
Year Ended 1/31/2023	$9.51	(9.48% )	0.14% (c)	0.14% (c),(d)	1.78%	6%	$27,345
Year Ended 1/31/2022	$11.15	6.69%	0.13% (c)	0.13% (c),(d)	1.89%	22%	$62,130
Institutional 3 Class
Six Months Ended 7/31/2026 (Unaudited)	$11.47	4.82%	0.07% (c)	0.07% (c)	2.20%	12%	$9,093
Year Ended 1/31/2026	$11.41	15.43%	0.07% (c)	0.07% (c)	2.94%	24%	$9,369
Year Ended 1/31/2025	$10.42	12.41%	0.07% (c)	0.07% (c)	2.95%	7%	$9,956
Year Ended 1/31/2024	$9.80	9.75%	0.08% (c)	0.08% (c)	2.91%	11%	$13,995
Year Ended 1/31/2023	$9.36	(9.39% )	0.08% (c)	0.08% (c)	1.89%	6%	$29,170
Year Ended 1/31/2022	$10.98	6.66%	0.08% (c)	0.08% (c)	1.92%	22%	$39,786
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2026 (Unaudited)	$12.84	0.10	0.61	0.71	(0.10)	(0.49)	(0.59)
Year Ended 1/31/2026	$11.96	0.26	1.61	1.87	(0.26)	(0.73)	(0.99)
Year Ended 1/31/2025	$11.09	0.25	1.38	1.63	(0.25)	(0.51)	(0.76)
Year Ended 1/31/2024	$10.41	0.23	0.94	1.17	(0.24)	(0.25)	(0.49)
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Class C
Six Months Ended 7/31/2026 (Unaudited)	$12.88	0.05	0.63	0.68	(0.06)	(0.49)	(0.55)
Year Ended 1/31/2026	$12.00	0.17	1.61	1.78	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2025	$11.12	0.16	1.39	1.55	(0.16)	(0.51)	(0.67)
Year Ended 1/31/2024	$10.44	0.15	0.94	1.09	(0.16)	(0.25)	(0.41)
Year Ended 1/31/2023	$12.30	0.05	(1.38)	(1.33)	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$12.80	0.11	0.62	0.73	(0.12)	(0.49)	(0.61)
Year Ended 1/31/2026	$11.92	0.29	1.61	1.90	(0.29)	(0.73)	(1.02)
Year Ended 1/31/2025	$11.05	0.29	1.37	1.66	(0.28)	(0.51)	(0.79)
Year Ended 1/31/2024	$10.38	0.26	0.92	1.18	(0.26)	(0.25)	(0.51)
Year Ended 1/31/2023	$12.23	0.15	(1.36)	(1.21)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Institutional 3 Class
Six Months Ended 7/31/2026 (Unaudited)	$12.47	0.12	0.60	0.72	(0.12)	(0.49)	(0.61)
Year Ended 1/31/2026	$11.65	0.31	1.54	1.85	(0.30)	(0.73)	(1.03)
Year Ended 1/31/2025	$10.82	0.27	1.36	1.63	(0.29)	(0.51)	(0.80)
Year Ended 1/31/2024	$10.17	0.25	0.92	1.17	(0.27)	(0.25)	(0.52)
Year Ended 1/31/2023	$12.00	0.15	(1.33)	(1.18)	(0.18)	(0.47)	(0.65)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Class R
Six Months Ended 7/31/2026 (Unaudited)	$12.82	0.08	0.63	0.71	(0.09)	(0.49)	(0.58)
Year Ended 1/31/2026	$11.95	0.23	1.60	1.83	(0.23)	(0.73)	(0.96)
Year Ended 1/31/2025	$11.08	0.21	1.39	1.60	(0.22)	(0.51)	(0.73)
Year Ended 1/31/2024	$10.40	0.20	0.94	1.14	(0.21)	(0.25)	(0.46)
Year Ended 1/31/2023	$12.25	0.10	(1.37)	(1.27)	(0.11)	(0.47)	(0.58)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Class S
Six Months Ended 7/31/2026 (Unaudited)	$12.79	0.12	0.61	0.73	(0.12)	(0.49)	(0.61)
Year Ended 1/31/2026	$11.92	0.29	1.60	1.89	(0.29)	(0.73)	(1.02)
Year Ended 1/31/2025(e)	$12.16	0.13	0.08	0.21	(0.12)	(0.33)	(0.45)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2026 (Unaudited)	$12.96	5.59%	0.39% (c)	0.39% (c)	1.52%	10%	$1,573,988
Year Ended 1/31/2026	$12.84	16.22%	0.39% (c)	0.39% (c),(d)	2.12%	22%	$1,568,875
Year Ended 1/31/2025	$11.96	14.97%	0.39% (c)	0.39% (c),(d)	2.14%	8%	$1,511,664
Year Ended 1/31/2024	$11.09	11.52%	0.40% (c)	0.40% (c),(d)	2.21%	11%	$1,470,257
Year Ended 1/31/2023	$10.41	(9.93% )	0.40% (c)	0.40% (c),(d)	1.22%	7%	$1,404,980
Year Ended 1/31/2022	$12.27	9.12%	0.39% (c)	0.39% (c),(d)	1.41%	21%	$1,720,777
Class C
Six Months Ended 7/31/2026 (Unaudited)	$13.01	5.26%	1.14% (c)	1.14% (c)	0.79%	10%	$61,165
Year Ended 1/31/2026	$12.88	15.31%	1.14% (c)	1.14% (c),(d)	1.35%	22%	$62,476
Year Ended 1/31/2025	$12.00	14.18%	1.14% (c)	1.14% (c),(d)	1.38%	8%	$65,585
Year Ended 1/31/2024	$11.12	10.66%	1.15% (c)	1.15% (c),(d)	1.44%	11%	$69,736
Year Ended 1/31/2023	$10.44	(10.57% )	1.15% (c)	1.15% (c),(d)	0.46%	7%	$76,449
Year Ended 1/31/2022	$12.30	8.36%	1.14% (c)	1.14% (c),(d)	0.64%	21%	$102,579
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$12.92	5.75%	0.14% (c)	0.14% (c)	1.77%	10%	$116,201
Year Ended 1/31/2026	$12.80	16.57%	0.14% (c)	0.14% (c),(d)	2.38%	22%	$116,762
Year Ended 1/31/2025	$11.92	15.31%	0.14% (c)	0.14% (c),(d)	2.49%	8%	$106,287
Year Ended 1/31/2024	$11.05	11.73%	0.16% (c)	0.15% (c),(d)	2.45%	11%	$85,468
Year Ended 1/31/2023	$10.38	(9.65% )	0.15% (c)	0.15% (c),(d)	1.46%	7%	$84,049
Year Ended 1/31/2022	$12.23	9.33%	0.14% (c)	0.14% (c),(d)	1.66%	21%	$106,896
Institutional 3 Class
Six Months Ended 7/31/2026 (Unaudited)	$12.58	5.86%	0.06% (c)	0.06% (c)	1.91%	10%	$19,583
Year Ended 1/31/2026	$12.47	16.53%	0.06% (c)	0.06% (c)	2.62%	22%	$18,131
Year Ended 1/31/2025	$11.65	15.37%	0.06% (c)	0.06% (c)	2.39%	8%	$12,808
Year Ended 1/31/2024	$10.82	11.88%	0.07% (c)	0.07% (c)	2.44%	11%	$21,033
Year Ended 1/31/2023	$10.17	(9.58% )	0.06% (c)	0.06% (c)	1.47%	7%	$36,468
Year Ended 1/31/2022	$12.00	9.50%	0.07% (c)	0.07% (c)	1.74%	21%	$78,836
Class R
Six Months Ended 7/31/2026 (Unaudited)	$12.95	5.55%	0.64% (c)	0.64% (c)	1.26%	10%	$4,350
Year Ended 1/31/2026	$12.82	15.86%	0.64% (c)	0.64% (c),(d)	1.85%	22%	$5,228
Year Ended 1/31/2025	$11.95	14.70%	0.64% (c)	0.64% (c),(d)	1.78%	8%	$4,979
Year Ended 1/31/2024	$11.08	11.25%	0.65% (c)	0.65% (c),(d)	1.95%	11%	$16,369
Year Ended 1/31/2023	$10.40	(10.10% )	0.65% (c)	0.65% (c),(d)	0.97%	7%	$16,756
Year Ended 1/31/2022	$12.25	8.85%	0.65% (c)	0.65% (c),(d)	1.09%	21%	$19,334
Class S
Six Months Ended 7/31/2026 (Unaudited)	$12.91	5.75%	0.14% (c)	0.14% (c)	1.78%	10%	$8,837
Year Ended 1/31/2026	$12.79	16.48%	0.14% (c)	0.14% (c),(d)	2.37%	22%	$9,088
Year Ended 1/31/2025 (e)	$11.92	1.80%	0.14%	0.14%	3.45%	8%	$9,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2026 (Unaudited)	$14.34	0.08	0.90	0.98	(0.02)	(0.66)	(0.68)
Year Ended 1/31/2026	$13.35	0.23	2.14	2.37	(0.23)	(1.15)	(1.38)
Year Ended 1/31/2025	$11.93	0.21	1.89	2.10	(0.20)	(0.48)	(0.68)
Year Ended 1/31/2024	$11.13	0.22	1.22	1.44	(0.23)	(0.41)	(0.64)
Year Ended 1/31/2023	$13.31	0.10	(1.50)	(1.40)	(0.11)	(0.67)	(0.78)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Class C
Six Months Ended 7/31/2026 (Unaudited)	$13.69	0.02	0.87	0.89	(0.01)	(0.66)	(0.67)
Year Ended 1/31/2026	$12.82	0.12	2.03	2.15	(0.13)	(1.15)	(1.28)
Year Ended 1/31/2025	$11.48	0.11	1.81	1.92	(0.10)	(0.48)	(0.58)
Year Ended 1/31/2024	$10.73	0.13	1.18	1.31	(0.15)	(0.41)	(0.56)
Year Ended 1/31/2023	$12.85	0.01	(1.43)	(1.42)	(0.03)	(0.67)	(0.70)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$14.23	0.10	0.90	1.00	(0.02)	(0.66)	(0.68)
Year Ended 1/31/2026	$13.26	0.26	2.12	2.38	(0.26)	(1.15)	(1.41)
Year Ended 1/31/2025	$11.85	0.32	1.80	2.12	(0.23)	(0.48)	(0.71)
Year Ended 1/31/2024	$11.06	0.25	1.21	1.46	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$13.23	0.13	(1.49)	(1.36)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Institutional 3 Class
Six Months Ended 7/31/2026 (Unaudited)	$13.79	0.10	0.87	0.97	(0.02)	(0.66)	(0.68)
Year Ended 1/31/2026	$12.89	0.27	2.05	2.32	(0.27)	(1.15)	(1.42)
Year Ended 1/31/2025	$11.53	0.24	1.84	2.08	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2024	$10.78	0.24	1.19	1.43	(0.27)	(0.41)	(0.68)
Year Ended 1/31/2023	$12.92	0.13	(1.45)	(1.32)	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Class R
Six Months Ended 7/31/2026 (Unaudited)	$14.12	0.06	0.89	0.95	(0.02)	(0.66)	(0.68)
Year Ended 1/31/2026	$13.17	0.23	2.06	2.29	(0.19)	(1.15)	(1.34)
Year Ended 1/31/2025	$11.77	0.13	1.92	2.05	(0.17)	(0.48)	(0.65)
Year Ended 1/31/2024	$10.99	0.19	1.21	1.40	(0.21)	(0.41)	(0.62)
Year Ended 1/31/2023	$13.15	0.07	(1.48)	(1.41)	(0.08)	(0.67)	(0.75)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2026 (Unaudited)	$14.64	6.84%	0.39% (c)	0.39% (c)	1.08%	6%	$1,245,137
Year Ended 1/31/2026	$14.34	18.47%	0.38% (c)	0.38% (c),(d)	1.69%	19%	$1,222,370
Year Ended 1/31/2025	$13.35	17.73%	0.39% (c)	0.39% (c),(d)	1.63%	9%	$1,134,906
Year Ended 1/31/2024	$11.93	13.28%	0.41% (c)	0.41% (c),(d)	1.93%	21%	$1,065,223
Year Ended 1/31/2023	$11.13	(10.14% )	0.40% (c)	0.40% (c),(d)	0.88%	8%	$1,038,485
Year Ended 1/31/2022	$13.31	12.14%	0.39% (c)	0.39% (c),(d)	1.27%	14%	$1,264,033
Class C
Six Months Ended 7/31/2026 (Unaudited)	$13.91	6.52%	1.14% (c)	1.14% (c)	0.36%	6%	$65,897
Year Ended 1/31/2026	$13.69	17.51%	1.13% (c)	1.13% (c),(d)	0.93%	19%	$66,011
Year Ended 1/31/2025	$12.82	16.86%	1.14% (c)	1.14% (c),(d)	0.88%	9%	$63,506
Year Ended 1/31/2024	$11.48	12.50%	1.16% (c)	1.16% (c),(d)	1.18%	21%	$60,895
Year Ended 1/31/2023	$10.73	(10.78% )	1.15% (c)	1.15% (c),(d)	0.13%	8%	$62,530
Year Ended 1/31/2022	$12.85	11.22%	1.14% (c)	1.14% (c),(d)	0.49%	14%	$80,981
Institutional Class
Six Months Ended 7/31/2026 (Unaudited)	$14.55	7.06%	0.14% (c)	0.14% (c)	1.34%	6%	$90,235
Year Ended 1/31/2026	$14.23	18.68%	0.13% (c)	0.13% (c),(d)	1.93%	19%	$87,894
Year Ended 1/31/2025	$13.26	18.05%	0.14% (c)	0.14% (c),(d)	2.43%	9%	$82,839
Year Ended 1/31/2024	$11.85	13.54%	0.16% (c)	0.16% (c),(d)	2.19%	21%	$31,127
Year Ended 1/31/2023	$11.06	(9.89% )	0.15% (c)	0.15% (c),(d)	1.13%	8%	$32,831
Year Ended 1/31/2022	$13.23	12.40%	0.14% (c)	0.14% (c),(d)	1.54%	14%	$43,713
Institutional 3 Class
Six Months Ended 7/31/2026 (Unaudited)	$14.08	7.08%	0.07% (c)	0.07% (c)	1.41%	6%	$40,848
Year Ended 1/31/2026	$13.79	18.75%	0.07% (c)	0.07% (c)	2.03%	19%	$38,306
Year Ended 1/31/2025	$12.89	18.22%	0.07% (c)	0.07% (c)	1.89%	9%	$31,222
Year Ended 1/31/2024	$11.53	13.61%	0.07% (c)	0.07% (c)	2.17%	21%	$42,488
Year Ended 1/31/2023	$10.78	(9.82% )	0.07% (c)	0.07% (c)	1.18%	8%	$62,454
Year Ended 1/31/2022	$12.92	12.50%	0.08% (c)	0.08% (c)	1.51%	14%	$87,544
Class R
Six Months Ended 7/31/2026 (Unaudited)	$14.39	6.72%	0.64% (c)	0.64% (c)	0.84%	6%	$3,902
Year Ended 1/31/2026	$14.12	18.16%	0.64% (c)	0.64% (c),(d)	1.66%	19%	$3,469
Year Ended 1/31/2025	$13.17	17.52%	0.64% (c)	0.64% (c),(d)	1.02%	9%	$1,856
Year Ended 1/31/2024	$11.77	13.00%	0.66% (c)	0.66% (c),(d)	1.70%	21%	$12,413
Year Ended 1/31/2023	$10.99	(10.36% )	0.65% (c)	0.65% (c),(d)	0.64%	8%	$11,020
Year Ended 1/31/2022	$13.15	11.83%	0.65% (c)	0.65% (c),(d)	0.88%	14%	$12,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements
July 31, 2026 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Funds’ prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet their investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for a Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Funds’ risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by a Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to a Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Funds) by account class, potentially resulting in losses to the Funds.
In connection with certain over-the-counter derivatives, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. The Funds may also pay interest expense on

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event a Fund’s net asset value declines by a stated percentage over a specified time period or if a Fund fails to meet certain terms of the ISDA Master Agreement, which would cause a Fund to accelerate payment of any net liability owed to the counterparty.  The Funds also have termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Funds would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts to manage exposure to the securities markets or to movements in interest rates and currency values. Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, a Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds generally expect to earn interest income on their margin deposits. The Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Total return swap contracts
The Funds entered into total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without owning the underlying position. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	91,707 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	275,373 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	237,487
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	262 *
Total		604,829

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	102,473 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	179,277
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	107,915 *
Total		389,665

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(183,491)	85,576	(97,915)
Foreign exchange risk	200,592	—	—	200,592
Interest rate risk	—	(181,428)	—	(181,428)
Total	200,592	(364,919)	85,576	(78,751)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	28,855	267,355	296,210
Foreign exchange risk	31,324	—	—	31,324
Interest rate risk	—	(60,779)	—	(60,779)
Total	31,324	(31,924)	267,355	266,755
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	18,187,730
Futures contracts — short	9,066,974

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	143,402	(106,408)
Total return swap contracts	95,699	(50,007)
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	233,569 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	683,866 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	527,124
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	562 *
Total		1,445,121

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	253,644 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	397,968
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	213,744 *
Total		865,356

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(175,838)	227,406	51,568
Foreign exchange risk	440,699	—	—	440,699
Interest rate risk	—	(424,736)	—	(424,736)
Total	440,699	(600,574)	227,406	67,531

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	27,063	661,773	688,836
Foreign exchange risk	70,334	—	—	70,334
Interest rate risk	—	(94,162)	—	(94,162)
Total	70,334	(67,099)	661,773	665,008
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	42,324,392
Futures contracts — short	21,140,316

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	316,373	(235,194)
Total return swap contracts	245,823	(131,840)
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	891,181 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,416,530 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,687,514
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,763 *
Total		4,996,988

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	926,787 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,276,153
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	495,401 *
Total		2,698,341

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(980,703)	847,552	(133,151)
Foreign exchange risk	1,391,811	—	—	1,391,811
Interest rate risk	—	(1,077,306)	—	(1,077,306)
Total	1,391,811	(2,058,009)	847,552	181,354

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	479,831	2,332,427	2,812,258
Foreign exchange risk	225,222	—	—	225,222
Interest rate risk	—	(185,215)	—	(185,215)
Total	225,222	294,616	2,332,427	2,852,265
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	137,898,134
Futures contracts — short	80,066,912

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,004,884	(748,828)
Total return swap contracts	891,732	(487,436)

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,735,888 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	4,497,190 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,878,276
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,925 *
Total		9,114,279

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,730,897 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,178,792
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	882,015 *
Total		4,791,704

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(2,082,765)	1,641,685	(441,080)
Foreign exchange risk	2,346,770	—	—	2,346,770
Interest rate risk	—	(1,432,097)	—	(1,432,097)
Total	2,346,770	(3,514,862)	1,641,685	473,593

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	1,235,536	4,331,794	5,567,330
Foreign exchange risk	386,354	—	—	386,354
Interest rate risk	—	(546,982)	—	(546,982)
Total	386,354	688,554	4,331,794	5,406,702
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	252,437,149
Futures contracts — short	146,299,275

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,701,035	(1,269,654)
Total return swap contracts	1,693,575	(938,953)
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,472,449 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,923,772 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,321,959
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,363 *
Total		7,720,543

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,464,344 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,756,860
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	737,946 *
Total		3,959,150

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(2,494,597)	1,478,150	(1,016,447)
Foreign exchange risk	1,868,850	—	—	1,868,850
Interest rate risk	—	(1,112,318)	—	(1,112,318)
Total	1,868,850	(3,606,915)	1,478,150	(259,915)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	1,332,035	3,772,960	5,104,995
Foreign exchange risk	315,795	—	—	315,795
Interest rate risk	—	(496,621)	—	(496,621)
Total	315,795	835,414	3,772,960	4,924,169
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	223,335,623
Futures contracts — short	127,478,728

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,362,469	(1,019,107)
Total return swap contracts	1,502,316	(842,336)
Offsetting of assets and liabilities
The following tables present each Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Funds as of July 31, 2026:
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$60,486	102,705	-	-	100	3,388	18,927	10,501	41,380	237,487
OTC total return swap contracts (a)	-	-	275,373	-	-	-	-	-	-	275,373
Total assets	60,486	102,705	275,373	-	100	3,388	18,927	10,501	41,380	512,860
Liabilities
Forward foreign currency exchange contracts	19,497	7,818	-	89,184	4,854	784	6,854	48,917	1,369	179,277
Total financial and derivative net assets	40,989	94,887	275,373	(89,184)	(4,754)	2,604	12,073	(38,416)	40,011	333,583
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-	-
Net amount (c)	$40,989	94,887	275,373	(89,184)	(4,754)	2,604	12,073	(38,416)	40,011	333,583

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$134,149	227,702	-	-	175	7,765	41,925	23,289	92,119	527,124
OTC total return swap contracts (a)	-	-	683,866	-	-	-	-	-	-	683,866
Total assets	134,149	227,702	683,866	-	175	7,765	41,925	23,289	92,119	1,210,990
Liabilities
Forward foreign currency exchange contracts	43,388	17,247	-	198,081	11,875	1,358	15,639	108,533	1,847	397,968
Total financial and derivative net assets	90,761	210,455	683,866	(198,081)	(11,700)	6,407	26,286	(85,244)	90,272	813,022
Total collateral received (pledged) (b)	-	-	580,000	-	-	-	-	-	-	580,000
Net amount (c)	$90,761	210,455	103,866	(198,081)	(11,700)	6,407	26,286	(85,244)	90,272	233,022

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$429,383	728,440	-	-	539	25,458	134,151	74,371	295,172	1,687,514
OTC total return swap contracts (a)	-	-	2,416,530	-	-	-	-	-	-	2,416,530
Total assets	429,383	728,440	2,416,530	-	539	25,458	134,151	74,371	295,172	4,104,044
Liabilities
Forward foreign currency exchange contracts	138,909	55,006	-	633,998	40,920	4,285	50,937	347,007	5,091	1,276,153
Total financial and derivative net assets	290,474	673,434	2,416,530	(633,998)	(40,381)	21,173	83,214	(272,636)	290,081	2,827,891
Total collateral received (pledged) (b)	-	-	1,720,000	-	-	-	-	-	-	1,720,000
Net amount (c)	$290,474	673,434	696,530	(633,998)	(40,381)	21,173	83,214	(272,636)	290,081	1,107,891

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$732,383	1,242,499	-	-	944	43,527	228,806	126,708	503,409	2,878,276
OTC total return swap contracts (a)	-	-	4,497,190	-	-	-	-	-	-	4,497,190
Total assets	732,383	1,242,499	4,497,190	-	944	43,527	228,806	126,708	503,409	7,375,466
Liabilities
Forward foreign currency exchange contracts	236,734	93,757	-	1,081,373	71,838	7,264	87,453	591,560	8,813	2,178,792
Total financial and derivative net assets	495,649	1,148,742	4,497,190	(1,081,373)	(70,894)	36,263	141,353	(464,852)	494,596	5,196,674
Total collateral received (pledged) (b)	-	-	3,520,000	-	-	-	-	-	-	3,520,000
Net amount (c)	$495,649	1,148,742	977,190	(1,081,373)	(70,894)	36,263	141,353	(464,852)	494,596	1,676,674

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$590,653	1,000,639	-	-	454	36,652	184,173	101,997	407,391	2,321,959
OTC total return swap contracts (a)	-	-	3,923,772	-	-	-	-	-	-	3,923,772
Total assets	590,653	1,000,639	3,923,772	-	454	36,652	184,173	101,997	407,391	6,245,731
Liabilities
Forward foreign currency exchange contracts	191,190	74,861	-	872,121	60,935	5,810	71,721	476,781	3,441	1,756,860
Total financial and derivative net assets	399,463	925,778	3,923,772	(872,121)	(60,481)	30,842	112,452	(374,784)	403,950	4,488,871
Total collateral received (pledged) (b)	-	-	2,980,000	-	-	-	-	-	-	2,980,000
Net amount (c)	$399,463	925,778	943,772	(872,121)	(60,481)	30,842	112,452	(374,784)	403,950	1,508,871

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. Each Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2026 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.04
Columbia Capital Allocation Moderate Conservative Portfolio	0.05
Columbia Capital Allocation Moderate Portfolio	0.04
Columbia Capital Allocation Moderate Aggressive Portfolio	0.04
Columbia Capital Allocation Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended July 31, 2026, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	—	—	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.06	0.06	0.06	—	0.06	—
Columbia Capital Allocation Moderate Portfolio	0.06	0.06	0.06	0.01	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.08	0.08	0.08	0.00	0.08	0.08
Columbia Capital Allocation Aggressive Portfolio	0.07	0.07	0.07	0.00	0.07	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2026, no minimum account balance fees were charged by the Funds.
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	314,000
Columbia Capital Allocation Moderate Portfolio	1,396,000
Columbia Capital Allocation Aggressive Portfolio	1,867,000
These amounts are based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2026, if any, are as follows:
	Front End (%)		CDSC (%)	CDSC (%)	Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Capital Allocation Conservative Portfolio	4.75	—	0.50 - 1.00 (a)	1.00 (b)	19,139	391
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	53,331	1,998
Columbia Capital Allocation Moderate Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	208,973	3,851
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	303,778	4,179
Columbia Capital Allocation Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	338,028	4,593

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap June 1, 2026 through May 31, 2027
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.54	1.29	0.29	N/A	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	0.26	N/A	0.76	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.24	N/A	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	1.21	0.21	0.13	0.71	0.21
Columbia Capital Allocation Aggressive Portfolio	0.54	1.29	0.29	0.22	0.79	N/A

	Contractual expense cap prior to June 1, 2026
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.54	1.29	0.29	N/A	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	0.26	N/A	0.76	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.23	N/A	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	1.21	0.21	0.14	0.71	0.21
Columbia Capital Allocation Aggressive Portfolio	0.54	1.29	0.29	0.22	0.79	N/A
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. In addition to the expense limitation arrangements described above for Columbia Capital Allocation Conservative Portfolio, the Investment Manager has contractually agreed to waive 0.01% of other expenses, with this waiver agreement in effect through May 31, 2027, unless sooner terminated at the sole discretion of the Fund’s Board.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	142,348,000	7,905,000	(4,368,000)	3,537,000
Columbia Capital Allocation Moderate Conservative Portfolio	307,349,000	28,862,000	(11,461,000)	17,401,000
Columbia Capital Allocation Moderate Portfolio	930,990,000	135,387,000	(28,916,000)	106,471,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,519,599,000	280,626,000	(32,343,000)	248,283,000
Columbia Capital Allocation Aggressive Portfolio	1,130,872,000	305,392,000	(5,443,000)	299,949,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	—	(4,322,264)	(4,322,264)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Note 5. Portfolio information
For the six months ended July 31, 2026, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	24,189,926	30,177,077
Columbia Capital Allocation Moderate Conservative Portfolio	43,682,435	55,081,772
Columbia Capital Allocation Moderate Portfolio	120,146,316	159,344,642
Columbia Capital Allocation Moderate Aggressive Portfolio	164,652,293	226,341,933
Columbia Capital Allocation Aggressive Portfolio	88,867,994	129,433,183
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2026.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank,
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the six months ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Funds involves risks, including market risk and concentration risk, among others. The value of each Fund’s holdings and each Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	70.9
Columbia Capital Allocation Moderate Conservative Portfolio	79.9
Columbia Capital Allocation Moderate Portfolio	84.8
Columbia Capital Allocation Moderate Aggressive Portfolio	55.9
Columbia Capital Allocation Aggressive Portfolio	69.4
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
July 31, 2026 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Capital Allocation Portfolios  | 2026

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, and Columbia Capital Allocation Aggressive Portfolio (each, a Fund, and together, the Funds). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Funds.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by third-party data providers, Broadridge Financial Solutions, Inc. (Broadridge) and Morningstar, Inc. (Morningstar), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement for each Fund. Among other things, the information and factors considered included the following:
•
Information on the investment performance of each Fund relative to the performance of a group of mutual funds determined to be comparable to such Fund by Broadridge or Morningstar as well as performance relative to one or more benchmarks;
•
Information on each Fund’s management fees and total expenses, including information comparing such Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for each Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of such Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

Columbia Capital Allocation Portfolios  | 2026

Approval of Management Agreements (continued)
(Unaudited)
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreement supported the continuation of the Management Agreement for each Fund.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge, Morningstar, and JDL, as applicable, collectively showing, for various periods (including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks, and (iii) the net assets of each Fund. The Board observed that each Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge or, in the case of Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio, Morningstar.
The Board also reviewed a description of the methodology for identifying each Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of each Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement for each Fund.
Columbia Capital Allocation Portfolios  | 2026

Approval of Management Agreements (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of each Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing such Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of each Fund, in light of other considerations, supported the continuation of the Management Agreement for each Fund.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Columbia Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by each Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with each Fund supported the continuation of the Management Agreement for each Fund.
Economies of scale
Given that the Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement for each Fund.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Capital Allocation Portfolios  | 2026

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Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_(09/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	September 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	September 22, 2026